As filed with the Securities and Exchange Commission on February 15, 2007


                                              Securities Act File No. 333-132380
                                       Investment Company Act File No. 811-21864
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                      ------------------------------------

                                    FORM N-1A


              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |X|
                           Pre-Effective Amendment No. _____                 |_|
                           Post-Effective Amendment No. 4                    |X|

                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|
                                    Amendment No. 6                          |X|
                        (Check appropriate box or boxes.)


                      ------------------------------------

                                WISDOMTREE TRUST
               (Exact Name of Registrant as Specified in Charter)

                      ------------------------------------

                           48 Wall Street, 11th Floor
                               New York, NY 10005
               (Address of Principal Executive Offices) (Zip Code)


      (Registrant's Telephone Number, including Area Code): 1-866-909-9973


                      ------------------------------------

                               JONATHAN STEINBERG
                                WISDOMTREE TRUST
                           48 Wall Street, 11th Floor
                               New York, NY 10005
                     (Name and Address of Agent for Service)


Counsel for the Trust:                         Richard Morris, Esq.
Kirkpatrick & Lockhart Preston Gates Ellis LLP WisdomTree Asset Management, Inc.
599 Lexington Avenue                           48 Wall Street, 11th Floor
New York, New York  10022-6030                 New York, New York  10005
Attention: Robert J. Borzone, Jr., Esq.


                      ------------------------------------

                   Approximate Date of Proposed Public Offering:
      Approximate Date of Proposed Public Offering

      It is proposed that this filing will become effective (check appropriate box):


|X|   Immediately upon filing pursuant to paragraph (b)
|_|   On (date) pursuant to paragraph (b)
|_|   60 days after filing pursuant to paragraph (a)(1)
|_|   On (date) pursuant to paragraph (a)(1)
|_|   75 days after filing pursuant to paragraph (a)(2)
|_|   On (date) pursuant to paragraph (a)(2) of Rule 485.


      If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      ------------------------------------
      Title of Securities Being Registered: Shares of Beneficial Interest,
                          $0.001 par value per share.
                       -----------------------------------

[WISDOMTREE(SM) LOGO]



Equity Funds

                                                                      PROSPECTUS


                                                               February 15, 2007


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WisdomTree(SM) Trust
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WISDOMTREE DOMESTIC FUNDS

WisdomTree Communications Sector Fund
WisdomTree Financial Sector Fund
WisdomTree REIT Sector Fund
WisdomTree Utilities Sector Fund
WisdomTree Total Earnings Fund
WisdomTree Earnings 500 Fund
WisdomTree MidCap Earnings Fund
WisdomTree SmallCap Earnings Fund
WisdomTree Earnings Top 100 Fund
WisdomTree Low P/E Fund

WISDOMTREE INTERNATIONAL FUNDS

WisdomTree Asia Emerging Markets Total Dividend Fund
WisdomTree Asia Emerging Markets High-Yielding Equity Fund
WisdomTree Emerging Markets Total Dividend Fund
WisdomTree Emerging Markets High-Yielding Equity Fund
WisdomTree Emerging Markets Dividend Top 100 Fund
WisdomTree Latin America Total Dividend Fund
WisdomTree Australia Total Dividend Fund
WisdomTree Canada Total Dividend Fund
WisdomTree China Total Dividend Fund
WisdomTree France Total Dividend Fund
WisdomTree Germany Total Dividend Fund
WisdomTree Hong Kong Total Dividend Fund
WisdomTree India Total Dividend Fund
WisdomTree Malaysia Total Dividend Fund
WisdomTree Singapore Total Dividend Fund
WisdomTree South Africa Total Dividend Fund
WisdomTree South Korea Total Dividend Fund
WisdomTree Taiwan Total Dividend Fund
WisdomTree United Kingdom Total Dividend Fund
WisdomTree United Kingdom High-Yielding Equity Fund
WisdomTree International Real Estate Sector Fund

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THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

WisdomTree Trust (the "Trust") is a registered investment company that consists of separate investment portfolios called "Funds." Each Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of a particular index that defines a specific segment of the U.S. or international stock market. The Indexes are created using proprietary methodologies developed by WisdomTree Investments, Inc. The Funds described in this Prospectus are listed in the Table of Contents.


Each Fund is an "exchange traded fund." This means that shares of the Funds are listed on a national securities exchange, such as the New York Stock Exchange ("NYSE") or the American Stock Exchange ("AMEX"), and trade at market prices. The market price for a Fund's shares may be different from its net asset value per share ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.


Each Fund issues and redeems shares at NAV only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

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A NOTE TO RETAIL INVESTORS

Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase shares directly from a Fund. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this Prospectus - such as information about purchasing and redeeming shares from a Fund and references to transaction fees imposed on purchases and redemptions - is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

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          INVESTMENT PRODUCTS: o ARE NOT FDIC INSURED o MAY LOSE VALUE
                            o ARE NOT BANK GUARANTEED
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                                WisdomTree Trust

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Table of Contents
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Overview                                                                       2
Investment Objective                                                           2
Principal Investment Strategies                                                2
Principal Risk Factors Common to All Funds                                     4
Portfolio Holdings Information                                                 7
WisdomTree Domestic Funds                                                      8
      WisdomTree Communications Sector Fund                                    8
      WisdomTree Financial Sector Fund                                        12
      WisdomTree REIT Sector Fund                                             15
      WisdomTree Utilities Sector Fund                                        18
      WisdomTree Total Earnings Fund                                          21
      WisdomTree Earnings 500 Fund                                            24
      WisdomTree MidCap Earnings Fund                                         27
      WisdomTree SmallCap Earnings Fund                                       30
      WisdomTree Earnings Top 100 Fund                                        34
      WisdomTree Low P/E Fund                                                 37
WisdomTree International Funds                                                40
      WisdomTree Asia Emerging Markets Total Dividend Fund                    40
      WisdomTree Asia Emerging Markets High-Yielding Equity Fund              45
      WisdomTree Emerging Markets Total Dividend Fund                         50
      WisdomTree Emerging Markets High-Yielding Equity Fund                   54
      WisdomTree Emerging Markets Dividend Top 100 Fund                       58
      WisdomTree Latin America Total Dividend Fund                            62
      WisdomTree Australia Total Dividend Fund                                66
      WisdomTree Canada Total Dividend Fund                                   69
      WisdomTree China Total Dividend Fund                                    73
      WisdomTree France Total Dividend Fund                                   77
      WisdomTree Germany Total Dividend Fund                                  81
      WisdomTree Hong Kong Total Dividend Fund                                85
      WisdomTree India Total Dividend Fund                                    90
      WisdomTree Malaysia Total Dividend Fund                                 94
      WisdomTree Singapore Total Dividend Fund                                98
      WisdomTree South Africa Total Dividend Fund                            102
      WisdomTree South Korea Total Dividend Fund                             106
      WisdomTree Taiwan Total Dividend Fund                                  110
      WisdomTree United Kingdom Total Dividend Fund                          114
      WisdomTree United Kingdom High-Yielding Equity Fund                    118
      WisdomTree International Real Estate Sector Fund                       122
Management                                                                   126
Investment Adviser                                                           126
Sub-Adviser                                                                  127
Portfolio Managers                                                           128
Administrator, Custodian and Transfer Agent                                  129
Shareholder Information                                                      129
Buying and Selling Shares                                                    129
Share Trading Prices                                                         129
Determination of Net Asset Value                                             130
Dividends and Distributions                                                  130
Book Entry                                                                   131
Delivery of Shareholder Documents - Householding                             131
Frequent Purchases and Redemptions of Fund Shares                            131

Investments by Registered Investment Companies                               132
Taxes                                                                        132
Taxes on Distributions                                                       132
Taxes When Fund Shares are Sold                                              133
Taxes on Creation and Redemption of Creation Units                           133
Creation and Redemption                                                      134
Authorized Participants and the Continuous Offering of Shares                134
Creation and Redemption Transaction Fees for Creation Units                  135
Distribution                                                                 136
Additional Notices                                                           136

Overview

This Prospectus provides the information you need to make an informed decision about investing in the Funds.* It contains important facts about the Trust as a whole and each Fund in particular.


Each Fund is an exchange-traded fund ("ETF"). ETFs are index funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional index-fund investing.


WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to each Fund. WisdomTree Investments, Inc. ("WisdomTree Investments") is the parent company of WisdomTree Asset Management.

Investment Objective

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments. Each Index consists of securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments.

Principal Investment Strategies


Each Fund tracks a specific U.S. or international stock Index created by WisdomTree Investments that is designed to measure a specific segment of the market for U.S. or international securities. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of its underlying Index. Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. Common stocks, real estate investment trusts and holding companies are eligible for inclusion in each Index.


The WisdomTree Indexes are "fundamentally weighted." The Indexes differ from most traditional indexes in that the proportion or weighting of the securities in each Index is based on a measure of fundamental value - either dividends or earnings. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities.

The "Dividend" Indexes weight securities by either the amount of cash dividends that companies in each Index pay or the dividend yield of the companies in each Index. This means that securities of companies that pay higher amounts of cash dividends or have higher dividend yields generally will be more heavily weighted in each Dividend Index and Fund. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends or dividend yield.


The "Earnings" Indexes weight securities based on either the amount of earnings of the companies in each Index or the earnings yields of such companies. This means that securities of companies that have higher earnings or earnings yields generally will be more heavily weighted in each Earnings Index and Fund. To determine a company's earnings, each Earnings Index currently uses the concept of "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations.**


Under normal circumstances, at least 95% of a Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index.

Each Fund generally may invest up to 5% of its total assets in securities not included in its Index, but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of its Index in order to reflect various corporate actions and other changes to its Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the securities of its Index, it also may invest its other assets in cash and cash equivalents, as well as in shares of other investment companies, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management expects that, over time, the correlation between each Fund's performance and that of its Index, before fees and expenses, will be 95% or better.

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* "WisdomTree", "WisdomTree DIEFA", "Dividend Top 100", and "Dividend Stream" are service marks of WisdomTree Investments and have been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

** WisdomTree Investments has contracted with Standard & Poor's ("S&P") to maintain and calculate each Earnings Index. S&P shall have no liability for any errors or omissions in calculating any Earnings Index.

Each Fund may use a "Replication" strategy or a "Representative Sampling" strategy in seeking to track the performance of its Index. A Fund using a Replication strategy generally will invest in all or substantially all of the securities in its Index in approximately the same proportions as such securities are found in the Index. A Fund using a Representative Sampling strategy generally will invest in a sample of the securities in its Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

To the extent that a Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, a Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Additional risks associated with a Fund are discussed under the description of that Fund in WisdomTree Domestic Funds or WisdomTree International Funds sections. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.

Stock Market Risk

The trading price of equity securities fluctuates in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. Each Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Investment Style Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better - or worse - than the general securities markets. In the past, these periods have lasted for as long as several years.

Interest Rate Risk

Each of the underlying Indexes, and therefore the Funds, may be more heavily weighted than other types of investments in market sectors that are sensitive to interest rate fluctuations (such as the financial and real estate sectors). The Funds therefore may be more sensitive to fluctuations in interest rates than other types of investments. In particular, increases to prevailing interest rates could have a negative impact on the performance of the Funds.

Investment Approach Risk

Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Fund's performance may be adversely affected by a general decline in the U.S. or foreign market segments relating to its Index.

Concentration Risk

To the extent that a Fund's Index concentrates in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index. A Fund that concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, a Fund may be more volatile than funds based on broader or less volatile market segments.


The Funds generally invest a relatively large percentage of their assets in securities in the financial services industry. The financial services industry is subject to extensive governmental regulation. The industry can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital funds.


Non-Diversification Risk

Each Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund's performance.

Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.

Non-Correlation Risk

The performance of a Fund and its Index may vary somewhat for a variety of reasons. For example, each Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, a Fund may not be fully invested in the securities of its Index at all times. The use of sampling techniques or futures or other derivative positions may affect a Fund's ability to achieve close correlation with its Index. A Fund using a Representative Sampling strategy generally can be expected to have a greater non-correlation risk than a Fund using a Replication strategy.

Management Risk

Because each Fund may not fully replicate its Index and may hold securities not included in its Index, a Fund is subject to management risk. This is the risk that the Fund's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risks

There can be no assurance that an active trading market for Fund shares will develop or be maintained.


Although it is expected that the shares of the Funds will be listed for trading on a national securities exchange, such as the NYSE or the AMEX, it is possible that an active trading market may not be maintained.


Lack of Market Liquidity


Trading of shares of a Fund on the NYSE, AMEX or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide "circuit breakers" halts stock trading generally. If a Fund's shares are delisted, the Fund may seek to list its shares on another market, merge with another ETF or traditional mutual fund, or redeem its shares at NAV. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.


Shares of the Funds May Trade at Prices Other Than NAV


It is expected that the shares of a Fund will be listed for trading on the NYSE or AMEX and will be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of a Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market.


The market price of Fund shares during the trading day, like the price of any exchange-traded security, includes a "bid/ask" spread charged by the exchange specialist, market makers or other participants that trade the Fund shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fiscal Policy Risk

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of those Funds that invest in dividend-paying securities.

Portfolio Holdings Information

Information about each Fund's portfolio holdings is available at www.wisdomtree.com. A summarized description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Trust's Statement of Additional Information ("SAI").

WisdomTree Domestic Funds

o     WisdomTree Communications Sector Fund

o     WisdomTree Financial Sector Fund

o     WisdomTree REIT Sector Fund

o     WisdomTree Utilities Sector Fund

o     WisdomTree Total Earnings Fund

o     WisdomTree Earnings 500 Fund

o     WisdomTree MidCap Earnings Fund

o     WisdomTree SmallCap Earnings Fund

o     WisdomTree Earnings Top 100 Fund

o     WisdomTree Low P/E Fund

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WISDOMTREE COMMUNICATIONS SECTOR FUND

Fund Facts
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CUSIP NUMBER:


o   97717W646


EXCHANGE TRADING SYMBOL:

o   |_|

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WisdomTree Communications Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Communications Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Communications Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Communications Sector Index measures the performance of U.S. companies that pay regular cash dividends on shares of their common stock and that WisdomTree Investments classifies as being part of the "Communications" sector of the U.S. economy. Companies in the Index must meet specified requirements as of the Index measurement date. The Index consists of companies that: (i) are incorporated in the United States (including Puerto Rico), (ii) are listed on the New York Stock Exchange, American Stock Exchange or the NASDAQ National Market, (iii) have a market capitalization of at least $100 million on the Index measurement date, and (iv) have an average daily trading volume of at least $100,000 for the three months prior to the Index measurement date. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes the following types of companies: advertising, internet, media, and telecom. As of September 30, 2006, approximately 73% of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Communications Sector Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Communications Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the Communications sector. These risks include but are not limited to: rapid technological developments, intensive capital usage and government regulation.


o Small-, Mid-Capitalization Investing. The Fund invests a portion of its assets in stocks of small- and mid-capitalization companies. The stocks of small- and midcapitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, the Fund as a whole may be subject to more volatility than funds that invest solely in larger, more established companies.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


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Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
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Annual Fund Operating Expenses (expenses deducted from Fund assets)
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   Management Fees                                                      0.38%
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   Distribution and/or Service (12b-1) Fees                             None
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   Other Expenses*                                                      0.00%
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Total Annual Fund Operating Expenses                                    0.38%
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* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


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                                                        1 Year           3 Years
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                                                         $39               $122
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You would pay the following expenses if you did not redeem your shares:


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                                                        1 Year           3 Years
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                                                         $39               $122
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Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $2,500,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $14,719 if the Creation Unit is redeemed after one year and $35,526 if the Creation Unit is redeemed after three years.


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* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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WISDOMTREE FINANCIAL SECTOR FUND

Fund Facts
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CUSIP NUMBER:


o   97717W638


EXCHANGE TRADING SYMBOL:

o   |_|

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WisdomTree Financial Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Financial Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Financial Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Financial Sector Index measures the performance of U.S. companies that pay regular cash dividends on shares of their common stock and that WisdomTree Investments classifies as being part of the "Financial" sector of the U.S. economy. Companies in the Index must meet specified requirements as of the Index measurement date. The Index consists of companies that: (i) are incorporated in the United States (including Puerto Rico), (ii) are listed on the New York Stock Exchange, American Stock Exchange or the NASDAQ National Market, (iii) have a market capitalization of at least $100 million on the Index measurement date, and (iv) have an average daily trading volume of at least $100,000 for the three months prior to the Index measurement date. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes the following types of companies: banks, savings and loans, insurance companies, investment companies, real estate companies, and diversified financial companies. As of September 30, 2006, approximately 83% of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Financial Sector Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Financial Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the Financial sector. These risks include but are not limited to: interest rate sensitivity, stock market activity, mergers and acquisition activity, losses on loans and government regulation.


o Small-, Mid-Capitalization Investing. The Fund invests a portion of its assets in stocks of small- and mid-capitalization companies. The stocks of small- and midcapitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, the Fund as a whole may be subject to more volatility than funds that invest solely in larger, more established companies.


Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.38%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.38%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $39               $122
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $39               $122
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $2,500,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $14,719 if the Creation Unit is redeemed after one year and $35,526 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE REIT SECTOR FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o   97717W620


EXCHANGE TRADING SYMBOL:

o   |_|

--------------------------------------------------------------------------------

WisdomTree REIT Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree REIT Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree REIT Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree REIT Sector Index measures the performance of U.S. companies that pay regular cash dividends on shares of their common stock and that WisdomTree Investments classifies as being part of the "REIT" sector of the U.S. economy. Companies in the Index must meet specified requirements as of the Index measurement date. The Index consists of companies that: (i) are incorporated in the United States (including Puerto Rico), (ii) are listed on the New York Stock Exchange, American Stock Exchange or the NASDAQ National Market, (iii) have a market capitalization of at least $100 million on the Index measurement date, and (iv) have an average daily trading volume of at least $100,000 for the three months prior to the Index measurement date. The Index includes the following types of REITs: apartment REITs, hotel REITs, office property REITs and shopping center REITs. As of September 30, 2006, approximately 32% of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree REIT Sector Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Investments in REITs. The Fund generally invests a relatively large percentage of its assets in real estate investment trusts or "REITs." Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.

o Small and Mid-Capitalization Investing. The Fund invests a portion of its assets in stocks of small- and mid-capitalization companies. The stocks of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, the Fund as a whole may be subject to more volatility than funds that invest solely in larger, more established companies.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.38%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.38%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $39               $122
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $39               $122
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $2,500,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $14,719 if the Creation Unit is redeemed after one year and $35,526 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE UTILITIES SECTOR FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o   97717W612


EXCHANGE TRADING SYMBOL:

o   |_|

--------------------------------------------------------------------------------

WisdomTree Utilities Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Utilities Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Utilities Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Utilities Sector Index measures the performance of U.S. companies that pay regular cash dividends on shares of their common stock and that WisdomTree Investments classifies as being part of the "Utilities" sector of the U.S. economy. Companies in the Index must meet specified requirements as of the Index measurement date. The Index consists of companies that: (i) are incorporated in the United States (including Puerto Rico), (ii) are listed on the New York Stock Exchange, American Stock Exchange or the NASDAQ National Market, (iii) have a market capitalization of at least $100 million on the Index measurement date, and (iv) have an average daily trading volume of at least $100,000 for the three months prior to the Index measurement date. The Index includes the following types of companies: gas, electric, and water. As of September 30, 2006, approximately 69% of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Utilities Sector Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Utilities Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the Utilities Sector. These risks include but are not limited to: government regulation stipulating rates charged by utilities, interest rate sensitivity and the cost of providing the specific utility service.


o Small-, Mid-Capitalization Investing. The Fund invests a portion of its assets in stocks of small- and mid-capitalization companies. The stocks of small- and midcapitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, the Fund as a whole may be subject to more volatility than funds that invest solely in larger, more established companies.


Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.38%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.38%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $39               $122
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $39               $122
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $2,500,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $14,719 if the Creation Unit is redeemed after one year and $35,526 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE TOTAL EARNINGS FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o   97717W596


EXCHANGE TRADING SYMBOL:


o   EXT


--------------------------------------------------------------------------------

WisdomTree Total Earnings Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the broad U.S. stock market. The Index consists of companies that: (i) are incorporated in the United States (including Puerto Rico), (ii) are listed on the New York Stock Exchange, American Stock Exchange, NASDAQ Global Select Market , or NASDAQ Global Market ("NASDAQ"), (iii) have generated positive earnings on a cumulative basis in their most recent four fiscal quarters preceding the Index measurement date,
(iv) have a market capitalization of at least $100 million on the Index measurement date, (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, and (vi) have a price to earnings ratio("P/E ratio") of at least 2 as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes large-capitalization, mid-capitalization and small-capitalization securities and is, in this sense, an earnings-weighted index for the total U.S. market. As of September 30, 2006, approximately 75% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risk


The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.


o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Total Earnings Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.


o Small-, Mid-Capitalization Investing. The Fund invests a portion of its assets in stocks of small- and mid-capitalization companies. The stocks of small- and midcapitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, the Fund as a whole may be subject to more volatility than funds that invest solely in larger, more established companies.


Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.28%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.28%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $29               $90
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $29               $90
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $2,500,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $5,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $18,165 if the Creation Unit is redeemed after one year and $33,526 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE EARNINGS 500 FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o   97717W588


EXCHANGE TRADING SYMBOL:


o   EPS


--------------------------------------------------------------------------------


WisdomTree Earnings 500 Fund


Investment Objective


The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.


Primary Investment Strategies


The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Earnings 500 Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.


Index Description


The WisdomTree Earnings 500 Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. stock market. The Index consists of the 500 largest companies ranked by market capitalization in the WisdomTree Earnings Index as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities. As of September 30, 2006, approximately 88% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risk

The following risk, in addition to the principal risk factors common to all Funds, is one of the risks that can significantly affect the Fund's performance.


o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Earnings 500 Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.28%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.28%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $29               $90
================================================================================

You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $29               $90
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $2,500,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $12,165 if the Creation Unit is redeemed after one year and $27,526 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE MIDCAP EARNINGS FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o   97717W570


EXCHANGE TRADING SYMBOL:


o   EZM


--------------------------------------------------------------------------------

WisdomTree MidCap Earnings Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree MidCap Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree MidCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree MidCap Earnings Index. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, income and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily mid-capitalization securities. As of September 30, 2006, approximately 84% of the capitalization of the Index consisted of companies with market capitalizations between $2 billion and $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree MidCap Earnings Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies.

      o Mid-capitalization companies normally have less diverse product lines and they may be more susceptible to adverse developments concerning their products than larger capitalization companies.

      o The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

      o The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of mid-capitalization companies.

o Small-Capitalization Investing. The Fund may also invest in securities of small-capitalization companies. Although certain risks associated with investing in small-capitalization companies may be similar to those risks associated with investing in mid-capitalization companies, such risks tend to be greater with respect to small-capitalization companies.


Consumer Discretionary

o Consumer Cyclical Investing. Consumer Cyclical sector risks include but are not limited to: economic growth, worldwide demand, and consumers' disposable income levels and propensity to spend.


As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.38%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.38%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $39               $122
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $39               $122
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $2,500,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $3,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $16,719 if the Creation Unit is redeemed after one year and $37,526 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE SMALLCAP EARNINGS FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o   97717W562


EXCHANGE TRADING SYMBOL:


o   EES


--------------------------------------------------------------------------------

WisdomTree SmallCap Earnings Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree SmallCap Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree SmallCap Earnings Index is a fundamentally weighted index that measures the performance earnings-generating companies within the small-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree SmallCap Earnings Index. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily small-capitalization securities. As of September 30, 2006, 100% of the capitalization of the Index consisted of companies with market capitalizations less than $2 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree SmallCap Earnings Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies.


      o Small-capitalization companies may be less financially secure than larger, more established mid- and large-capitalization companies.


      o Small-capitalization companies normally have less diverse product lines and they may be more susceptible to adverse developments concerning their products than larger, more established mid- and large-capitalization companies. In addition, small-capitalization companies may distribute, sell or produce products which have recently been brought to market and may be dependent on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in a small capitalization company may lose substantial value.

      o The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities.

      o The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small-capitalization companies.

      o In addition, small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.38%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.38%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $39               $122
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $39               $122
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of

February 1, 2007 was $2,500,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $17,719 if the Creation Unit is redeemed after one year and $38,526 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE EARNINGS TOP 100 FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o   97717W554


EXCHANGE TRADING SYMBOL:


o   EEZ


--------------------------------------------------------------------------------

WisdomTree Earnings Top 100 Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Top 100 Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Earnings Top 100 Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree Earnings Top 100 Index is a fundamentally weighted index that measures the performance of 100 large-cap companies with relatively high earnings yields. The Index is created by selecting the 100 companies with the highest earnings yields from the 300 largest companies within the WisdomTree Earnings 500 Index as of the Index measurement date. Unlike the other Earnings Indexes, which weight companies based on aggregate earnings, the Earnings Top 100 Index is weighted by earnings yield. A component company's weight in the Index at the Index measurement date is determined by its earnings yield. Earnings yield is calculated by dividing a company's trailing 12 months earnings by its market capitalization. This amount is then divided by the sum of all earnings yields for all the component companies in the Index. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities. As of September 30, 2006, approximately 95% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks


The following risks, in addition to the principal risk factors common to all Funds, is one of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Earnings Top 100 Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.38%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.38%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $39               $122
================================================================================

You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $39               $122
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $2,500,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $10,719 if the Creation Unit is redeemed after one year and $31,526 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE LOW P/E FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o   97717W547


EXCHANGE TRADING SYMBOL:


o   EZY


--------------------------------------------------------------------------------

WisdomTree Low P/E Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Low P/E Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Low P/E Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree Low P/E Index is a fundamentally weighted index that measures the performance of companies with the lowest price to earnings, or "P/E", ratios within the WisdomTree Earnings Index. The starting point for the calculation of the WisdomTree Low P/E Index is the WisdomTree Earnings Index. Companies in the Earnings Index with market capitalizations of at least $200 million as of the Index measurement date are ranked by their respective P/E ratios. Those companies with the lowest P/E ratios are ranked highest. The top 30% of these companies are included in the low P/E Index. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities. As of September 30, 2006, approximately 74% of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Low P/E Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Small-, Mid-Capitalization Investing. The Fund invests a portion of its assets in stocks of small- and mid-capitalization companies. The stocks of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, the Fund as a whole may be subject to more volatility than funds that invest solely in larger, more established companies.


Energy

o Energy Investing. Energy sector risks include but are not limited to: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.


Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.38%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.38%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $39               $122
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $39               $122
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $2,500,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $13,719 if the Creation Unit is redeemed after one year and $34,526 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WisdomTree International Funds

o     WisdomTree Asia Emerging Markets Total Dividend Fund

o     WisdomTree Asia Emerging Markets High-Yielding Equity Fund

o     WisdomTree Emerging Markets Total Dividend Fund

o     WisdomTree Emerging Markets High-Yielding Equity Fund

o     WisdomTree Emerging Markets Dividend Top 100 Fund

o     WisdomTree Latin America Total Dividend Fund

o     WisdomTree Australia Total Dividend Fund

o     WisdomTree Canada Total Dividend Fund

o     WisdomTree China Total Dividend Fund

o     WisdomTree France Total Dividend Fund

o     WisdomTree Germany Total Dividend Fund

o     WisdomTree Hong Kong Total Dividend Fund

o     WisdomTree India Total Dividend Fund

o     WisdomTree Malaysia Total Dividend Fund

o     WisdomTree Singapore Total Dividend Fund

o     WisdomTree South Africa Total Dividend Fund

o     WisdomTree South Korea Total Dividend Fund

o     WisdomTree Taiwan Total Dividend Fund

o     WisdomTree United Kingdom Total Dividend Fund

o     WisdomTree United Kingdom High-Yielding Equity Fund

o     WisdomTree International Real Estate Sector Fund

--------------------------------------------------------------------------------
WISDOMTREE ASIA EMERGING MARKETS TOTAL DIVIDEND FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o   97717W539


EXCHANGE TRADING SYMBOL:

o   |_|

--------------------------------------------------------------------------------

WisdomTree Asia Emerging Markets Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Emerging Markets Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Asia Emerging Markets Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree Asia Emerging Markets Dividend Index measures the performance of companies in Asian emerging markets that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated in and have their shares listed on a major stock exchange in China, India, Malaysia, South Korea, Taiwan or Thailand. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. As of September 30, 2006, approximately 39% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Asia Emerging Markets Total Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Emerging Markets Risk. Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in South Korea and Taiwan.

o Investments in South Korea. The economy of South Korea is heavily dependent on exports and the demand for certain finished goods. South Korea's main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. These and other factors could have a negative impact on the Fund's performance.

o Investments in Taiwan. Investing in securities listed and traded in Taiwan may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia's other emerging economies, and conditions that weaken demand for Taiwan's export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan's history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on a Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.65%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.65%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $66             $208
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $66               $208
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $17,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of

February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $17,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $68,207 if the Creation Unit is redeemed after one year and $139,017 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE ASIA EMERGING MARKETS HIGH-YIELDING EQUITY FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o   97717W521


EXCHANGE TRADING SYMBOL:

o   |_|

--------------------------------------------------------------------------------

WisdomTree Asia Emerging Markets High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Emerging Markets High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Asia Emerging Markets High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree Asia Emerging Markets High-Yielding Equity Index measures the performance of the highest dividend-yielding stocks included in the WisdomTree Asia Emerging Markets Dividend Index. Companies in the Index must meet specified liquidity and other requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Asia Emerging Markets Dividend Index the top 30% of index constituents ranked by dividend yield. Companies are weighted in the Index based on their regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. As of September 30, 2006, approximately 33% of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Asia Emerging Markets High-Yielding Equity Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies;

      withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Emerging Markets Risk. Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in Malaysia, Taiwan, and Thailand.

o Investments in Malaysia. Investing in securities listed and traded in Malaysia may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility,
      (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. The economy of Malaysia is heavily dependent on international trade. As a result, changes in the economies of other Southeast Asian countries may have a significant impact on the Malaysian economy. Many Southeast Asian economies are particularly volatile because of high inflation, social and political instability, and unstable currencies. These and other factors could have a negative impact on the Fund's performance.

o Investments in Taiwan. Investing in securities listed and traded in Taiwan may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia's other emerging economies, and conditions that weaken demand for Taiwan's export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan's history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on a Fund's performance.

o Investments in Thailand. Investing in securities listed and traded in Thailand may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility,
      (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. These and other factors could have a negative impact on the Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.70%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.70%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $72             $224
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $72             $224
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $17,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $17,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $70,753 if the Creation Unit is redeemed after one year and $146,936 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE EMERGING MARKETS TOTAL DIVIDEND FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o   97717W323


EXCHANGE TRADING SYMBOL:

o   |_|

--------------------------------------------------------------------------------

WisdomTree Emerging Markets Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Emerging Markets Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Emerging Markets Dividend Index measures the performance of companies in the emerging markets that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile, China, India, Israel, Malaysia, Mexico, South Africa, South Korea, Taiwan and Thailand. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. As of September 30, 2006, approximately 29% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Emerging Markets Total Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Emerging Markets Risk. Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in South Korea and Taiwan.

o Investments in South Korea. The economy of South Korea is heavily dependent on exports and the demand for certain finished goods. South Korea's main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. These and other factors could have a negative impact on the Fund's performance.

o Investments in Taiwan. Investing in securities listed and traded in Taiwan may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and(vi) the risk that there may be less protection of property rights than in other countries. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia's other emerging economies, and conditions that weaken demand for Taiwan's export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan's history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on a Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.65%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.65%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $66               $208
================================================================================

You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $66              $208
================================================================================



Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $30,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $30,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $93,207 if the Creation Unit is redeemed after one year and $164,017 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE EMERGING MARKETS HIGH-YIELDING EQUITY FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o   97717W315


EXCHANGE TRADING SYMBOL:

o   |_|

--------------------------------------------------------------------------------

WisdomTree Emerging Markets High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Emerging Markets High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree Emerging Markets High-Yielding Equity Index measures the performance of the highest dividend-yielding stocks of the WisdomTree Emerging Markets Dividend Index. Companies in the Index must meet specified liquidity and other requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Emerging Markets Dividend Index the top 30% of index constituents ranked by dividend yield. Companies are weighted in the Index based on their regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. As of September 30, 2006, approximately 29% of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Emerging Markets High-Yielding Equity Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Emerging Markets Risk. Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in Taiwan.

o Investments in Taiwan. Investing in securities listed and traded in Taiwan may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia's other emerging economies, and conditions that weaken demand for Taiwan's export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan's history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on a Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.70%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.70%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $72              $224
================================================================================

You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $72              $224
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $15,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $15,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $65,753 if the Creation Unit is redeemed after one year and $141,936 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE EMERGING MARKETS DIVIDEND TOP 100 FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o   97717W513


EXCHANGE TRADING SYMBOL:

o   |_|

--------------------------------------------------------------------------------

WisdomTree Emerging Markets Dividend Top 100 Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Top 100 Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Emerging Markets Dividend Top 100 Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree Emerging Markets Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree Emerging Markets Dividend Index that meet specified requirements as of the Index measurement date. Unlike the other WisdomTree Indexes, which weight index components based on projected cash dividends, a component's weight in the Index is based on its dividend yield as of the Index measurement date. A component company's weight in the Index is determined by dividing its dividend yield by the sum of all the dividend yields for all the component companies in the Index. The Index includes large-capitalization and mid-capitalization securities. As of September 30, 2006, approximately 15% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Emerging Markets Dividend Top 100 Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Emerging Markets Risk. Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in Malaysia and Taiwan.

o Investments in Malaysia. Investing in securities listed and traded in Malaysia may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility,
      (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. The economy of Malaysia is heavily dependent on international trade. As a result, changes in the economies of other Southeast Asian countries may have a significant impact on the Malaysian economy. Many Southeast Asian economies are particularly volatile because of high inflation, social and political instability, and unstable currencies. These and other factors could have a negative impact on the Fund's performance.

o Investments in Taiwan. Investing in securities listed and traded in Taiwan may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia's other emerging economies, and conditions that weaken demand for Taiwan's export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan's history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on a Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.70%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.70%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                        $72               $224
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $72              $224
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $6,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $6,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $47,753 if the Creation Unit is redeemed after one year and $123,936 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE LATIN AMERICA TOTAL DIVIDEND FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o   97717W497


EXCHANGE TRADING SYMBOL:

o   |_|

--------------------------------------------------------------------------------

WisdomTree Latin America Total Dividend Fund

Investment Objective


The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Latin America Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.


Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Latin America Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree Latin America Dividend Index measures the performance of companies in Latin America that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile or Mexico. Companies must have paid at least $5 million in cash dividends on their common stock in the year prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. As of September 30, 2006, approximately 34% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Latin America Total Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in Brazil, Chile and Mexico.

o Investments In Latin America. Investing in securities listed and traded in Latin America may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility,
      (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Latin American markets are also less liquid and less efficient than developed securities markets.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.65%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.65%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $66              $208
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                          $66              $208
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $16,250 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of

February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $16,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $65,707 if the Creation Unit is redeemed after one year and $136,517 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE AUSTRALIA TOTAL DIVIDEND FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o   97717W489


EXCHANGE TRADING SYMBOL:

o   |_|

--------------------------------------------------------------------------------

WisdomTree Australia Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Australia Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Australia Dividend Index measures the performance of companies incorporated in Australia that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in Australia. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Australia. As of September 30, 2006, approximately 56% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Australia Total

      Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

o Investments in Australia. The economy of Australia is heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Australian economy as a whole. These and other factors could have a negative impact on the Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.48%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.48%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $49              $154
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $49              $154
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $10,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $10,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $44,542 if the Creation Unit is redeemed after one year and $97,005 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE CANADA TOTAL DIVIDEND FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o   97717W471


EXCHANGE TRADING SYMBOL:

o   |_|

--------------------------------------------------------------------------------

WisdomTree Canada Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Canada Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Canada Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Canada Dividend Index measures the performance of companies incorporated in Canada that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in Canada. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Canada. As of September 30, 2006, approximately 77% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Canada Total

      Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

o Investments in Canada. The U.S. is Canada's largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. These and other factors could have a negative impact on the Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.48%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.48%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $49               $154
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $49              $154
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,750 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of

$3,750 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $32,042 if the Creation Unit is redeemed after one year and $84,505 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE CHINA TOTAL DIVIDEND FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o   97717W463


EXCHANGE TRADING SYMBOL:

o   |_|

--------------------------------------------------------------------------------

WisdomTree China Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree China Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree China Dividend Index measures the performance of companies incorporated in China that trade on the Hong Kong Stock Exchange pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. Companies must have paid at least $5 million in cash dividends on their common stock in the year prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted broad market index for the dividend-paying segment of China. As of September 30, 2006, approximately 36% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree China Total

      Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Fund generally invests a relatively large percentage of its assets in companies organized in China.

o Investments in China. Investing in securities listed and traded in China involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) the increasing competition from Asia's other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies may be smaller, less seasoned and newly-organized companies; (xi) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries;
      (xvii) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong, as well; and (xix) the risk that there may be less protection of property rights than in other countries. Additional concerns involving China's relationship with Taiwan, issues related to the reunification with Hong Kong, inflationary fears stemming from a rapidly growing and potentially overheated economy, and external pressures to change its currency standard each may have a significant impact on the Chinese economy. These and other factors could have a negative impact on the Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.65%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.65%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $66             $208
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $66             $208
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $18,750 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $18,750 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $70,707 if the Creation Unit is redeemed after one year and $141,517 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE FRANCE TOTAL DIVIDEND FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o  97717W455


EXCHANGE TRADING SYMBOL:

o  |_|

--------------------------------------------------------------------------------

WisdomTree France Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree France Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree France Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree France Dividend Index measures the performance of companies incorporated in France that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in France. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of France. As of September 30, 2006, approximately 88% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree France Total

      Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

o Investments in France. France is a member of the European Economic and Monetary Union ("EMU"). EMU member countries share coordinated economic policies and a common currency. As a result, the economy of France may be significantly affected by changes in the economies of the EMU members or other European countries. These and other factors could have a negative impact on the Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.48%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.48%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $49          $154
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $49          $154
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $11,250 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of

$11,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $47,042 if the Creation Unit is redeemed after one year and $99,505 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE GERMANY TOTAL DIVIDEND FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o  97717W448


EXCHANGE TRADING SYMBOL:

o  |_|

--------------------------------------------------------------------------------

WisdomTree Germany Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Germany Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Germany Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Germany Dividend Index measures the performance of companies incorporated in Germany that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in Germany. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Germany. As of September 30, 2006, approximately 88% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Germany Total

      Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

o Investments in Germany. Germany is a member of the EMU. EMU member countries share coordinated economic policies and a common currency. As a result, the economy of Germany may be significantly affected by changes in the economies of the EMU members or other European countries. Challenges related to the rebuilding of infrastructure and unemployment in the former area of East Germany may also impact the economy of Germany. These and other factors could have a negative impact on the Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.48%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.48%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $49          $154
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $49          $154
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $7,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $7,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $39,542 if the Creation Unit is redeemed after one year and $92,005 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE HONG KONG TOTAL DIVIDEND FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o  97717W430


EXCHANGE TRADING SYMBOL:

o  |_|

--------------------------------------------------------------------------------

WisdomTree Hong Kong Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Hong King Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Hong Kong Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Hong Kong Dividend Index measures the performance of companies incorporated in Hong Kong that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in Hong Kong. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Hong Kong. As of September 30, 2006, approximately 54% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Hong Kong Total

      Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

o Investments in Hong Kong. Investing in securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include:

      (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) the increasing competition from Asia's other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that companies may be smaller, less seasoned and newly-organized companies; (xi) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy, particularly in China, may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions;
      (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries;
      (xvii) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong, as well; and (xiv) the risk that there may be less protection of property rights than in other countries. Additional concerns involving China's relationship with Taiwan, issues related to the reunification of Hong Kong, inflationary fears stemming from a rapidly growing and potentially overheated economy, and external pressures to change its currency standard each may have a significant impact on the Hong Kong economy. These and other factors could have a negative impact on the Fund's performance.

o Investments in Hong Kong are also subject to certain political risks and investment in the Fund involves risk of a total loss. These and other factors could have a negative impact on the Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.48%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.48%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $49          $154
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $49          $154
================================================================================

Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $16,250 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $16,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $57,042 if the Creation Unit is redeemed after one year and $109,505 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE INDIA TOTAL DIVIDEND FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o  97717W422


EXCHANGE TRADING SYMBOL:

o  |_|

--------------------------------------------------------------------------------

WisdomTree India Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree India Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description


The WisdomTree India Dividend Index measures the performance of companies incorporated in India that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in India. Companies must have paid at least $5 million in cash dividends on their common stock in the year prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of India. As of September 30, 2006, approximately 54% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.


Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree India Total

      Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

o Investments in India. Investing in securities listed and traded in India may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Challenges related to a rapidly growing population and a developing domestic infrastructure may also impact the economy of India. These and other factors could have a negative impact on the Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.78%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.78%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $80          $249
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $80          $249
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $14,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $14,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $68,823 if the Creation Unit is redeemed after one year and $153,581 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE MALAYSIA TOTAL DIVIDEND FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o  97717W414


EXCHANGE TRADING SYMBOL:

o  |_|

--------------------------------------------------------------------------------

WisdomTree Malaysia Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Malaysia Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Malaysia Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Malaysia Dividend Index measures the performance of companies incorporated in Malaysia that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in Malaysia. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Malaysia. As of September 30, 2006, approximately 13% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Malaysia Total

      Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

o Investments in Malaysia. Investing in securities listed and traded in Malaysia may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility,
      (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. The economy of Malaysia is heavily dependent on international trade. As a result, changes in the economies of other Southeast Asian countries may have a significant impact on the Malaysian economy. Many Southeast Asian economies are particularly volatile because of high inflation, social and political instability, and unstable currencies. These and other factors could have a negative impact on the Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.65%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.65%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $66          $208
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $66          $208
================================================================================


Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $12,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $12,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $58,207 if the Creation Unit is redeemed after one year and $129,017 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE SINGAPORE TOTAL DIVIDEND FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o  97717W398


EXCHANGE TRADING SYMBOL:

o  |_|

--------------------------------------------------------------------------------

WisdomTree Singapore Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Singapore Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Singapore Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Singapore Dividend Index measures the performance of companies incorporated in Singapore that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in Singapore. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Singapore. As of September 30, 2006, approximately 40% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Singapore Total

      Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

o Investments in Singapore. The economy of Singapore is heavily dependent on international trade and export. Conditions that weaken demand for such products worldwide or in the Asian region could have a negative and significant impact on the Singaporean economy as a whole. In addition, the economy of Singapore may be particularly vulnerable to external market changes because of its smaller size. These and other factors could have a negative impact on the Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.65%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.48%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $49          $154
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $49          $154
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $12,500 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of

$12,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $58,207 if the Creation Unit is redeemed after one year and $129,017 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE SOUTH AFRICA TOTAL DIVIDEND FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o  97717W380


EXCHANGE TRADING SYMBOL:

o  |_|

--------------------------------------------------------------------------------

WisdomTree South Africa Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree South Africa Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree South Africa Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree South Africa Dividend Index measures the performance of companies incorporated in South Africa that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in South Africa. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of South Africa. As of September 30, 2006, approximately 37% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree South Africa Total

      Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

o Investments in South Africa. Investing in securities listed and traded in South Africa may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility,
      (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Concerns of unemployment, currency devaluation, and domestic and geopolitical factors may also have a significant impact on the South African economy. These and other factors could have a negative impact on the Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.65%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.65%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $66          $208
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $66          $208
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $8,750 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $8,750 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $50,707 if the Creation Unit is redeemed after one year and $121,517 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE SOUTH KOREA TOTAL DIVIDEND FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o  97717W372


EXCHANGE TRADING SYMBOL:

o  |_|

--------------------------------------------------------------------------------

WisdomTree South Korea Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree South Korea Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree South Korea Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree South Korea Dividend Index measures the performance of companies incorporated in South Korea that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in South Korea. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of South Korea. As of September 30, 2006, approximately 50% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree South Korea Total

      Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

o Investments in South Korea. The economy of South Korea is heavily dependent on exports and the demand for certain finished goods. South Korea's main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. These and other factors could have a negative impact on the Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.48%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.65%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $66          $208
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $66          $208
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $13,750 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of

$13,750 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $60,707 if the Creation Unit is redeemed after one year and $131,517 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE TAIWAN TOTAL DIVIDEND FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o  97717W364


EXCHANGE TRADING SYMBOL:

o  |_|

--------------------------------------------------------------------------------

WisdomTree Taiwan Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Taiwan Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree Taiwan Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree Taiwan Dividend Index measures the performance of companies incorporated in Taiwan that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in Taiwan. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Taiwan. As of September 30, 2006, approximately 11% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree Taiwan Total

      Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

o Investments in Taiwan. Investing in securities listed and traded in Taiwan may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia's other emerging economies, and conditions that weaken demand for Taiwan's export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan's history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on the Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the

Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.48%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.65%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $66          $208
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $66          $208
================================================================================

Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $20,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $20,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $64,542 if the Creation Unit is redeemed after one year and $117,005 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE UNITED KINGDOM TOTAL DIVIDEND FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o  97717W356


EXCHANGE TRADING SYMBOL:

o  |_|

--------------------------------------------------------------------------------

WisdomTree United Kingdom Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree United Kingdom Dividend Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree United Kingdom Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree United Kingdom Dividend Index measures the performance of companies incorporated in the United Kingdom that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in the United Kingdom. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of the United Kingdom. As of September 30, 2006, approximately 80% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree United Kingdom

      Total Dividend Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

o Investments in the United Kingdom. The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries. These and other factors could have a negative impact on the Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.48%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.48%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $49          $154
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $49          $154
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of

$5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $34,542 if the Creation Unit is redeemed after one year and $87,005 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
WISDOMTREE UNITED KINGDOM HIGH-YIELDING EQUITY FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o  97717W349


EXCHANGE TRADING SYMBOL:

o  |_|

--------------------------------------------------------------------------------

WisdomTree United Kingdom High-Yielding Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree United Kingdom High-Yielding Equity Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree United Kingdom High-Yielding Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree United Kingdom High-Yielding Equity Index measures the performance of the highest dividend yielding stocks of the WisdomTree United Kingdom Dividend Index. Companies in the Index must meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree United Kingdom Dividend Index companies that have market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. As of September 30, 2006, approximately 65% of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree United Kingdom High-Yielding Equity Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

o Investments in the United Kingdom. The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries. These and other factors could have a negative impact on the Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.58%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.58%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $59          $186
================================================================================


You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $59          $186
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $5,000 on the date of such redemption(s), regardless of the number of Creation

Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $39,641 if the Creation Unit is redeemed after one year and $102,911 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

WISDOMTREE INTERNATIONAL REAL ESTATE SECTOR FUND

Fund Facts
--------------------------------------------------------------------------------

CUSIP NUMBER:


o  97717W331


EXCHANGE TRADING SYMBOL:

o  |_|

--------------------------------------------------------------------------------

WisdomTree International Real Estate Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Real Estate Sector Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the WisdomTree International Real Estate Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective.

Index Description

The WisdomTree International Real Estate Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the "International Real Estate" sector. The Index is derived from the WisdomTree DIEFA Index. Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DIEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: real estate operating companies; real estate development companies; and diversified REITs. As of September 30, 2006, approximately 32.2% of the Index consisted of companies with market capitalizations over $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all Funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree International Real Estate Sector Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.

o Investments in REITs. The Fund generally invests a relatively large percentage of its assets in real estate investment trusts or "REITs." Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.

o Small-, Mid-Capitalization Investing. The Fund invests a portion of its assets in stocks of small- and mid-capitalization companies. The stocks of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, the Fund as a whole may be subject to more volatility than funds that invest solely in larger, more established companies.

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.


================================================================================
Shareholder Fees
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)         None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
   Management Fees                                                      0.58%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------
   Other Expenses*                                                      0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.58%
--------------------------------------------------------------------------------
* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management has contractually agreed to pay all expenses of the Trust through July 31, 2007 except for extraordinary expenses, interest, taxes and certain other expenses (which are expected to be minimal).


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $59               $186
================================================================================

You would pay the following expenses if you did not redeem your shares:


================================================================================
                                                        1 Year           3 Years
--------------------------------------------------------------------------------
                                                         $59               $186
================================================================================


Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems shares at NAV only in blocks of 1000,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $6,250 is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 1, 2007 was $5,000,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $6,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $42,141 if the Creation Unit is redeemed after one year and $105,411 if the Creation Unit is redeemed after three years.


--------------------------------------------------------------------------------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

Management

Investment Adviser

As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management does not manage any other investment companies and has limited experience as an investment adviser. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.


Under the Investment Advisory Agreement, WisdomTree Asset Management agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust's Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WisdomTree Asset Management has agreed to pay the compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust's Chief Compliance Officer through at least July 31, 2007.


The basis for the Board of Trustees' approval of the Investment Advisory Agreement will be available in the Trust's Annual Report to Shareholders.

WisdomTree Asset Management expects to receive fees from each Fund, based on a percentage of the Fund's average daily net assets, as shown in the following table:


-------------------------------------------------------------------------------
Name of Fund                                                     Management Fee
-------------------------------------------------------------------------------
WISDOMTREE DOMESTIC FUNDS
-------------------------------------------------------------------------------
WisdomTree Communications Sector Fund                                0.38%
-------------------------------------------------------------------------------
WisdomTree Financial Sector Fund                                     0.38%
-------------------------------------------------------------------------------
WisdomTree REIT Sector Fund                                          0.38%
-------------------------------------------------------------------------------
WisdomTree Utilities Sector Fund                                     0.38%
-------------------------------------------------------------------------------
WisdomTree Total Earnings Fund                                       0.28%
-------------------------------------------------------------------------------
WisdomTree Earnings 500 Fund                                         0.28%
-------------------------------------------------------------------------------
WisdomTree MidCap Earnings Fund                                      0.38%
-------------------------------------------------------------------------------
WisdomTree SmallCap Earnings Fund                                    0.38%
-------------------------------------------------------------------------------
WisdomTree Earnings Top 100 Fund                                     0.38%
-------------------------------------------------------------------------------
WisdomTree Low P/E Fund                                              0.38%

===============================================================================
WISDOMTREE INTERNATIONAL FUNDS
-------------------------------------------------------------------------------
WisdomTree Asia Emerging Markets Total Dividend Fund                 0.65%
-------------------------------------------------------------------------------
WisdomTree Asia Emerging Markets High-Yielding Equity Fund           0.70%
-------------------------------------------------------------------------------
WisdomTree Emerging Markets Total Dividend Fund                      0.65%
-------------------------------------------------------------------------------
WisdomTree Emerging Markets High-Yielding Equity Fund                0.70%
-------------------------------------------------------------------------------
WisdomTree Emerging Markets Dividend Top 100 Fund                    0.70%
-------------------------------------------------------------------------------
WisdomTree Latin America Total Dividend Fund                         0.65%
-------------------------------------------------------------------------------
WisdomTree Australia Total Dividend Fund                             0.48%
-------------------------------------------------------------------------------
WisdomTree Canada Total Dividend Fund                                0.48%
-------------------------------------------------------------------------------
WisdomTree China Total Dividend Fund                                 0.65%
-------------------------------------------------------------------------------
WisdomTree France Total Dividend Fund                                0.48%
-------------------------------------------------------------------------------
WisdomTree Germany Total Dividend Fund                               0.48%
-------------------------------------------------------------------------------
WisdomTree Hong Kong Total Dividend Fund                             0.48%
-------------------------------------------------------------------------------
WisdomTree India Total Dividend Fund                                 0.78%
-------------------------------------------------------------------------------
WisdomTree Malaysia Total Dividend Fund                              0.65%
-------------------------------------------------------------------------------
WisdomTree Singapore Total Dividend Fund                             0.48%
-------------------------------------------------------------------------------
WisdomTree South Africa Total Dividend Fund                          0.65%
-------------------------------------------------------------------------------
WisdomTree South Korea Total Dividend Fund                           0.65%
-------------------------------------------------------------------------------
WisdomTree Taiwan Total Dividend Fund                                0.65%
-------------------------------------------------------------------------------
WisdomTree United Kingdom Total Dividend Fund                        0.48%
-------------------------------------------------------------------------------
WisdomTree United Kingdom High-Yielding Equity Fund                  0.58%
-------------------------------------------------------------------------------
WisdomTree International Real Estate Sector Fund                     0.58%
-------------------------------------------------------------------------------


WisdomTree Asset Management is a registered investment adviser with offices located at 48 Wall Street, 11th Floor, New York, NY 10005.

Sub-Adviser


BNY Investment Advisors, a separately identifiable division of The Bank of New York, a New York state banking corporation, serves as the sub-adviser for each Fund (the "Sub-Adviser"). BNY Investment Advisors has its principal place of business at 1633 Broadway, 13th Floor, New York, New York, 10019. The Bank of New York began offering investment services in the 1830s and as of December 31,

2006 managed more that $130 billion in investments for institutions and individuals. The Sub-Adviser chooses each Fund's portfolio investments and places orders to buy and sell the Fund's portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Funds in accordance with the table set forth below.


The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the Domestic Funds:


      o 5 basis points (0.05%) of the first $100 million in combined daily net assets of all Domestic Equity Funds; and

      o 3 basis points (0.03%) of the combined daily net assets of all Domestic Equity Funds in excess of $100 million.


The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the International Funds:


      o 20 basis points (0.20%) of the first $50 million in the total daily net assets of all International Funds;

      o 15 basis points (0.15%) of the next $50 million in the total daily net assets of all International Funds;

      o 10 basis points (0.10%) of the total daily net assets of all International Funds in excess of $100 million; and

      o 5 basis points (0.05%) of the total daily net assets of all International Funds in excess of $1 billion.


Portfolio Managers


Each Fund is managed by the Sub-Adviser's Index Fund Management Division. The five most senior members are Kurt Zyla, Lloyd Buchanan, Denise Krisko, Robert McCormack, and Todd Rose, Mr. Zyla manages this Division. Mr. Zyla, a Managing Director of the Sub-Adviser, has supervised the Index Fund Management Division since 1996. He joined the Sub-Adviser in 1989. Prior to his current position, he was employed by the Sub-Adviser in a number of capacities. Mr. Buchanan has been a Portfolio Manager in the Index Fund Management Division since January 2002. Prior to joining the Sub-Adviser, Mr. Buchanan was a Vice President and Chief Operating Officer of Axe Houghton Associates, Inc., an investment management subsidiary of Hoenig Group. He joined Axe Houghton in May 1988. Ms. Krisko is a Managing Director, CFO and Head of Index Management in the Index Fund Management Division. Ms. Krisko joined the Sub-Adviser in August, 2005. Prior to joining the Sub-Adviser, Ms. Krisko acted as a Senior Portfolio Manager and Equity Trader for Quantitative Equity Management at Northern Trust from January, 2003 until August 2005 and at Deutsche Asset Management from June 2000 to January 2003. Ms Krisko also worked as a senior quantitative equity portfolio manager and trader for The Vanguard Group. Mr. McCormack is a Senior Portfolio Manager in the Index Fund Management Division. He is responsible for domestic indexed portfolio management. Prior to joining the Index Fund Management Division in 1999, Mr. McCormack was a relationship manager in the Sub-Adviser's Master Trust/Master Custody Division, specializing in working with foundations and endowments and other not-for-profit organizations. Mr. McCormack joined the Sub-Adviser in 1987. Mr. Rose has been a Portfolio Manager in the Index Fund Management Division since 2000. Prior to joining the Division, Mr. Rose worked in the Mutual Funds Accounting Division in various functions. Before joining the Sub-Adviser in 1997, Mr. Rose was a

Financial Consultant at Merrill Lynch. He began his career trading futures with Linnco Futures Group in Chicago.


Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. Each Portfolio Manager is authorized to make investment decisions for all portfolios managed by the team. Each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes. No member of the portfolio team manages assets outside of the team. Mr. Zyla manages the Team.


The Trust's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the Funds for which they are Portfolio Managers.

Administrator, Custodian and Transfer Agent

The Bank of New York is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information is available free of charge by calling toll free: 1-866-909-WISE(9473) or visiting the Funds' website at www.wisdomtree.com.

Buying and Selling Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly-traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges.


Shares of the Funds trade under the trading symbols listed for each respective Fund in the section describing such Fund. The Funds are listed on either the NYSE or the AMEX.


Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creation and Redemption section. Once created, shares of the Funds trade in the secondary market in amounts less than a Creation Unit.

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which such Fund is listed or by other information providers. This approximate value should not be viewed as a "real-time" update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments, which may be used to manage a Fund's cash, are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A Fund may also use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. For example, this may occur with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used if, for example, trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day. Since the International Funds invest in securities listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of these Funds may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

Fair-value prices are determined by the Funds according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Dividends and Distributions

Each Fund pays out dividends, if any, to investors at least annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents - Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

Since the Funds are ETFs, only a few institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly with the issuing Fund. Since frequent in-kind purchases and redemptions of shares of a Fund do not disrupt portfolio management, increase the Funds' trading costs, lead to realization of capital gains or otherwise harm the Fund shareholders, the Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent purchases and redemptions of Fund shares ("frequent trading"). Because these trades are effected in-kind (i.e., for securities and not for cash), they do not cause any of the aforementioned harmful effects that may result from frequent cash trades.

Each Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of

Creation Units by these investors. Each Fund reserves the right, but does not have the obligation, to reject any order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

The vast majority of trading in shares of the Funds occurs on national securities exchanges and does not directly involve the issuance or redemption of Fund shares. Because these trades do not involve the issuing Fund directly, they do not cause any of the harmful effects discussed above that may result from frequent cash trades.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

      o     A Fund makes distributions,

      o     You sell shares, and

      o     You purchase or redeem Creation Units.

Taxes on Distributions

Distributions from a Fund's net investment income (other than qualified dividend income), including distributions out of the Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund's shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund's shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Dividends and interest received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of each of WisdomTree International Funds will almost certainly consist of foreign stocks or securities, those Funds intend to "pass through" to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that for taxable years of the Fund beginning after December 31, 2004, but not beginning after December 31, 2007, interest related dividends and short-term capital gain dividends generally will not be subject to such U.S. withholding tax.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Fund Shares are Sold

Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the cash component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and a cash component. The Internal Revenue Service, however, may assert a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

Under current law, any capital gain or loss realized upon the redemption (or creation) of Creation Units will generally be treated as long-term capital gain or loss if the shares (or equity securities) have been held for more than one year and otherwise as short-term capital gain or loss.

Under current federal tax law, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

Creation and Redemption

The shares that trade in the secondary market are "created" at NAV by market makers. Each Fund issues and redeems shares at NAV only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Each "creator" enters into an authorized participant agreement with the Distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and pays or receives a specified amount of cash equal to the difference between NAV of a Creation Unit and the market value of the basket of securities ("cash component") in exchange for a specified number of Creation Units. Each business day, prior to the opening of trading, the Fund will designate through the National Securities Clearing Corporation ("NSCC"), the names and number of shares of each security to be included in that day's basket. Each Fund reserves the right to accept a basket of securities that differs from the published basket. A Fund will not issue fractional Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units principally in-kind for a portfolio of securities held by the Fund and the payment or receipt of the specified cash component. Except when aggregated in Creation Units, shares are not redeemable by a Fund. Each Fund reserves the right to honor a redemption request by delivering a basket of securities that differs from the published basket. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form.

Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Trust's SAI.

Authorized Participants and the Continuous Offering of Shares

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a "distribution," as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Creation and Redemption Transaction Fees for Creation Units

Each Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The creation and redemption transaction fees for creations and redemptions using the "in-kind" creation and redemption process are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. Purchasers and redeemers of Creation Units for cash (when cash creations and redemptions are permitted) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee" to offset the transaction cost to the Fund of buying portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of a Fund. From time to time, WisdomTree Asset Management may cover the cost of any transaction fees.


The following table also shows, as of February 1, 2007, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee. These fees are payable only by investors who purchase shares directly from a Fund. Retail investors who purchase shares through their brokerage account will not pay these fees.

---------------------------------------------------------------------------------------------------------------------
                                                                                  Standard
                                                                                  Creation/
                                                              Approximate         Redemption      Maximum
                                                              Value of One        Transaction     Creation/Redemption
Name of Fund                                                  Creation Unit       Fee             Transaction Fee
---------------------------------------------------------------------------------------------------------------------
WISDOMTREE DOMESTIC FUNDS
---------------------------------------------------------------------------------------------------------------------
WisdomTree Communications Sector Fund                         $2,500,000          $2,500          $5,000
---------------------------------------------------------------------------------------------------------------------
WisdomTree Financial Sector Fund                              $2,500,000          $2,500          $5,000
---------------------------------------------------------------------------------------------------------------------
WisdomTree REIT Sector Fund                                   $2,500,000          $2,500          $5,000
---------------------------------------------------------------------------------------------------------------------
WisdomTree Utilities Sector Fund                              $2,500,000          $2,500          $5,000
---------------------------------------------------------------------------------------------------------------------
WisdomTree Total Earnings Fund                                $2,500,000         $5,500          $12,090
---------------------------------------------------------------------------------------------------------------------
WisdomTree Earnings 500 Fund                                  $2,500,000          $2,500          $2,500
---------------------------------------------------------------------------------------------------------------------
WisdomTree MidCap Earnings Fund                               $2,500,000          $3,500          $4,000
---------------------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Earnings Fund                             $2,500,000          $4,000          $5,705
---------------------------------------------------------------------------------------------------------------------
WisdomTree Earnings Top 100 Fund                              $2,500,000          $500            $500
---------------------------------------------------------------------------------------------------------------------
WisdomTree Low P/E Fund                                       $2,500,000          $2,000          $3,500
=====================================================================================================================
WISDOMTREE INTERNATIONAL FUNDS
---------------------------------------------------------------------------------------------------------------------
WisdomTree Asia Emerging Markets Total Dividend Fund          $5,000,000          $17,500         $35,000
---------------------------------------------------------------------------------------------------------------------
WisdomTree Asia Emerging Markets High-Yielding Equity Fund    $5,000,000          $17,500         $35,000
---------------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets Total Dividend Fund               $5,000,000          $30,000         $60,000
---------------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets Dividend Top 100 Fund             $5,000,000          $6,000          $6,000
---------------------------------------------------------------------------------------------------------------------
WisdomTree Latin America Total Dividend Fund                  $5,000,000          $16,250         $32,500
---------------------------------------------------------------------------------------------------------------------
WisdomTree Australia Total Dividend Fund                      $5,000,000          $10,000         $20,000
---------------------------------------------------------------------------------------------------------------------
WisdomTree Canada Total Dividend Fund                         $5,000,000          $3,750          $7,500
---------------------------------------------------------------------------------------------------------------------
WisdomTree China Total Dividend Fund                          $5,000,000          $18,750         $37,500
---------------------------------------------------------------------------------------------------------------------
WisdomTree France Total Dividend Fund                         $5,000,000          $11,250         $22,500
---------------------------------------------------------------------------------------------------------------------
WisdomTree Germany Total Dividend Fund                        $5,000,000          $7,500          $15,000
---------------------------------------------------------------------------------------------------------------------
WisdomTree Hong Kong Total Dividend Fund                      $5,000,000          $16,250         $32,500
---------------------------------------------------------------------------------------------------------------------
WisdomTree India Total Dividend Fund                          $5,000,000          $14,500         $30,740
---------------------------------------------------------------------------------------------------------------------
WisdomTree Malaysia Total Dividend Fund                       $5,000,000          $12,500         $25,000
---------------------------------------------------------------------------------------------------------------------
WisdomTree Singapore Total Dividend Fund                      $5,000,000          $12,500         $25,000
---------------------------------------------------------------------------------------------------------------------
WisdomTree South Africa Total Dividend Fund                   $5,000,000          $8,750          $17,500
---------------------------------------------------------------------------------------------------------------------
WisdomTree South Korea Total Dividend Fund                    $5,000,000          $13,750         $27,500
---------------------------------------------------------------------------------------------------------------------
WisdomTree Taiwan Total Dividend Fund                         $5,000,000          $20,000         $40,000
---------------------------------------------------------------------------------------------------------------------
WisdomTree United Kingdom Total Dividend Fund                 $5,000,000          $5,000         $10,000
---------------------------------------------------------------------------------------------------------------------
WisdomTree United Kingdom High-Yielding Equity Fund           $5,000,000          $5,000         $10,000
---------------------------------------------------------------------------------------------------------------------
WisdomTree International Real Estate Sector Fund              $5,000,000          $6,250         $12,500
---------------------------------------------------------------------------------------------------------------------

Distribution

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor's principal address is 1625 Broadway, Suite 2200, Denver, Colorado 80202.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by the New York Stock Exchange. The New York Stock Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The New York Stock Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The New York Stock Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The New York Stock Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The New York Stock Exchange makes no warranty, express or implied, as to results to be obtained by the WisdomTree Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The New York Stock Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the New York Stock Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable.


WisdomTree Investments has contracted with Standard & Poor's ("S&P") to maintain and calculate each Earnings Index. S&P shall have no liability for any errors or omissions in calculating any Earnings Index.


The Funds, WisdomTree Investments and WisdomTree Asset Management do not guarantee the accuracy, completeness, or performance of any Index or the data included therein.

The Trust's current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the Securities and Exchange Commission. It is incorporated by reference in this Prospectus. To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, free of charge, please:

To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, free of charge, please:

           Call:    1-866-909-9473
                    Monday through Friday
                    8:00 a.m. to 8:00 p.m. (Eastern time)

           Write:   WisdomTree Trust
                    c/o ALPS Distributors, Inc.
                    1625 Broadway, Suite 2200
                    Denver, Colorado 80202

           Visit:   www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.


(C)2007. WisdomTree Trust


WisdomTree Funds are distributed by
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, Colorado 80202

WisdomTree(SM) is a service mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

--------------------------------------------------------------------------------

[LOGO] WISDOMTREE(SM)

WisdomTree Trust
48 Wall Street, 11th Floor
New York, NY 10005

                              WISDOMTREE(SM) TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED February 15, 2007

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the current Prospectus ("Prospectus") for each of the following 31 separate investment portfolios (each, a "Fund") of WisdomTree Trust (the "Trust"), as such Prospectus may be revised from time to time:


WISDOMTREE DOMESTIC FUNDS


  WisdomTree Communications Sector Fund
  WisdomTree Financial Sector Fund
  WisdomTree REIT Sector Fund
  WisdomTree Utilities Sector Fund
  WisdomTree Total Earnings Fund
  WisdomTree Earnings 500 Fund
  WisdomTree MidCap Earnings Fund
  WisdomTree SmallCap Earnings Fund
  WisdomTree Earnings Top 100 Fund
  WisdomTree Low P/E Fund


WISDOMTREE INTERNATIONAL FUNDS

  WisdomTree Asia Emerging Markets Total Dividend Fund
  WisdomTree Asia Emerging Markets High-Yielding Equity Fund
  WisdomTree Emerging Markets Total Dividend Fund
  WisdomTree Emerging Markets High-Yielding Equity Fund
  WisdomTree Emerging Markets Dividend Top 100 Fund
  WisdomTree Latin America Total Dividend Fund
  WisdomTree Australia Total Dividend Fund
  WisdomTree Canada Total Dividend Fund
  WisdomTree China Total Dividend Fund
  WisdomTree France Total Dividend Fund
  WisdomTree Germany Total Dividend Fund
  WisdomTree Hong Kong Total Dividend Fund
  WisdomTree India Total Dividend Fund
  WisdomTree Malaysia Total Dividend Fund
  WisdomTree Singapore Total Dividend Fund
  WisdomTree South Africa Total Dividend Fund
  WisdomTree South Korea Total Dividend Fund
  WisdomTree Taiwan Total Dividend Fund
  WisdomTree United Kingdom Total Dividend Fund
  WisdomTree United Kingdom High-Yielding Equity Fund
  WisdomTree International Real Estate Sector Fund


The current Prospectus for the Domestic Funds and International Funds is dated February 15, 2007. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. Financial Statements and Annual Reports will be available after the Funds have completed a fiscal year of operations.


A copy of the Prospectus for each Fund may be obtained, without charge, by calling 1-866-909-9473 or visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o ALPS Distributors, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202.

           Statement of Additional Information dated February 15, 2007

TABLE OF CONTENTS
   General Description of the Trust and the Funds...........................   1
      WisdomTree Domestic Funds.............................................   1
      WisdomTree International Funds........................................   1
   Investment Strategies and Risks..........................................   2
      Principal Investment Strategy.........................................   2
      General Risks ........................................................   3
      Lack of Diversification ..............................................   3
      Specific Investment Strategies........................................   4
      Securities Lending....................................................   4
      Money Market Instruments..............................................   4
      Repurchase Agreements ................................................   4
      Reverse Repurchase Agreements ........................................   5
      Investment Company Securities.........................................   5
      Real Estate Investment Trusts.........................................   5
      Non-U.S. Securities...................................................   6
      Depositary Receipts...................................................  10
      Currency Transactions.................................................  11
      Illiquid Securities...................................................  11
      Futures, Options and Options on Futures Contracts.....................  11
      Risks of Futures and Options Transactions.............................  12
      Swap Agreements.......................................................  12
      Tracking Stocks.......................................................  13
      Future Developments...................................................  13
   Proxy Voting Policy......................................................  13
   Portfolio Holding Disclosure Policies and Procedures.....................  14
   Description of the WisdomTree Indexes....................................  16
      WisdomTree Communications Sector Index................................  17
      WisdomTree Financial Sector Index.....................................  18
      WisdomTree REIT Sector Index..........................................  18
      WisdomTree Utilities Sector Index.....................................  18
      WisdomTree Earnings Index.............................................  19
      WisdomTree Earnings 500 Index.........................................  19
      WisdomTree MidCap Earnings Index......................................  19
      WisdomTree SmallCap Earnings Index....................................  19
      WisdomTree Earnings Top 100 Index.....................................  20
      WisdomTree Low P/E Index..............................................  20
      WisdomTree Asia Emerging Markets Dividend Index.......................  20
      WisdomTree Asia Emerging Markets High-Yielding Equity Index...........  20
      WisdomTree Emerging Markets Dividend Index............................  21
      WisdomTree Emerging Markets High-Yielding Equity Index................  21
      WisdomTree Emerging Markets Dividend Top 100 Index....................  21
      WisdomTree Latin America Dividend Index...............................  22
      WisdomTree Australia Dividend Index...................................  22
      WisdomTree Canada Dividend Index......................................  22
      WisdomTree China Dividend Index.......................................  22
      WisdomTree France Dividend Index......................................  23
      WisdomTree Germany Dividend Index.....................................  23
      WisdomTree Hong Kong Dividend Index...................................  23
      WisdomTree India Dividend Index.......................................  23
      WisdomTree Malaysia Dividend Index....................................  24
      WisdomTree Singapore Dividend Index...................................  24
      WisdomTree South Africa Dividend Index................................  24
      WisdomTree South Korea Dividend Index.................................  24
      WisdomTree Taiwan Dividend Index......................................  25
      WisdomTree United Kingdom Dividend Index..............................  25
      WisdomTree United Kingdom High-Yielding Equity Index..................  25
      WisdomTree DIEFA Index................................................  26

                                TABLE OF CONTENTS


   Investment Limitations...................................................  26
      Senior Securities.....................................................  26
      Borrowing.............................................................  26
      Underwriting..........................................................  26
      Concentration.........................................................  26
      Real Estate...........................................................  27
      Commodities...........................................................  27
      Loans.................................................................  27
   Continuous Offering......................................................  27
   Management of the Trust..................................................  28
      Trustees and Officers.................................................  28
      Committees of the Board of Trustees...................................  30
      Approval of Investment Advisory Agreement and Sub-Advisory Agreement
      Remuneration of Trustees..............................................  31
   Control Persons and Principal Holders of Securities......................  32
      Investment Adviser....................................................  32
      Sub-Adviser...........................................................  33
      Portfolio Managers ...................................................  34
      Portfolio Manager Compensation........................................  35
      Code of Ethics........................................................  36
      Administrator, Custodian and Transfer Agent...........................  36
      Distributor...........................................................  36
   Brokerage Transactions...................................................  37
   Additional Information Concerning the Trust..............................  37
      Shares................................................................  37
      Termination of the Trust or a Fund....................................  38
      Role of DTC...........................................................  38
   Creation & Redemption of Creation Unit Aggregations......................  39
      Creation..............................................................  39
      Fund Deposit..........................................................  39
      Procedures for Creation of Creation Unit..............................  40
      Placement of Creation Orders for Domestic Funds Using the
         Clearing Process...................................................  41
      Placement of Creation Orders for Domestic Funds Outside the
         Clearing Process...................................................  42
      Placement of Creation Orders for International Funds..................  43
      Acceptance of Orders for Creation Unit Aggregations...................  44
      Creation Transaction Fee..............................................  44
      Placement of Redemption Orders for Domestic Funds Using the
         Clearing Process...................................................  45
      Placement of Redemption Orders for Domestic Funds Outside the
         Clearing Process...................................................  45
      Placement of Redemption Orders for International Funds................  46
   Regular Holidays.........................................................  47
   Taxes....................................................................  53
   Determination of NAV.....................................................  57
   Dividends and Distributions..............................................  57
   Financial Statements.....................................................  58
   Miscellaneous Information................................................  58

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series or portfolios. The Trust is an open-end, non-diversified management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The offering of the Trust's shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). This SAI relates to the following Funds:

WISDOMTREE DOMESTIC FUNDS


  WisdomTree Communications Sector Fund
  WisdomTree Financial Sector Fund
  WisdomTree REIT Sector Fund
  WisdomTree Utilities Sector Fund
  WisdomTree Total Earnings Fund
  WisdomTree Earnings 500 Fund
  WisdomTree MidCap Earnings Fund
  WisdomTree SmallCap Earnings Fund
  WisdomTree Earnings Top 100 Fund
  WisdomTree Low P/E Fund


WISDOMTREE INTERNATIONAL FUNDS

  WisdomTree Asia Emerging Markets Total Dividend Fund
  WisdomTree Asia Emerging Markets High-Yielding Equity Fund
  WisdomTree Emerging Markets Total Dividend Fund
  WisdomTree Emerging Markets High-Yielding Equity Fund
  WisdomTree Emerging Markets Dividend Top 100 Fund
  WisdomTree Latin America Total Dividend Fund
  WisdomTree Australia Total Dividend Fund
  WisdomTree Canada Total Dividend Fund
  WisdomTree China Total Dividend Fund
  WisdomTree France Total Dividend Fund
  WisdomTree Germany Total Dividend Fund
  WisdomTree Hong Kong Total Dividend Fund
  WisdomTree India Total Dividend Fund
  WisdomTree Malaysia Total Dividend Fund
  WisdomTree Singapore Total Dividend Fund
  WisdomTree South Africa Total Dividend Fund
  WisdomTree South Korea Total Dividend Fund
  WisdomTree Taiwan Total Dividend Fund
  WisdomTree United Kingdom Total Dividend Fund
  WisdomTree United Kingdom High-Yielding Equity Fund
  WisdomTree International Real Estate Sector Fund

Each Fund described in this SAI seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") that defines a specific segment of the U.S. or international stock markets. The Indexes are created using proprietary methodologies developed by WisdomTree Investments, Inc. ("WisdomTree Investments"). WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to each Fund. BNY Investment Advisors is the investment sub-adviser ("Sub-Adviser") to each Fund. WisdomTree Investments is the parent company of WisdomTree Asset Management.

Each Fund issues and redeems shares at net asset value per share ("NAV") only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.


Shares of each Fund are listed on the either the New York Stock Exchange ("NYSE") or the American Stock Exchange ("AMEX")(each, a "Listing Exchange") and trade throughout the day on the Listing Exchange and other secondary markets at market price that may differ from NAV. As in the case of other publicly-traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.


The Trust reserves the right to adjust the share prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.


"WisdomTree", "WisdomTree DIEFA", "Dividend Top 100", "Earnings Top 100", and "Dividend Stream" are service marks of WisdomTree Investments and have been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.


                         INVESTMENT STRATEGIES AND RISKS

PRINCIPAL INVESTMENT STRATEGY. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular Index developed by WisdomTree Investments. The Funds do not try to beat the Indexes that they track and do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

This investment strategy, known as indexing, may eliminate some of the risks of active portfolio management, such as poor security selection. In addition, indexing may also help increase after-tax investment performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Under normal circumstances, at least 95% of a Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. Each Fund generally may invest up to 5% of its total assets in securities not included in its underlying Index but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of the relevant Index in order to reflect various corporate actions and other changes to its relevant Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the stocks of its Index, it also may invest its other assets in cash and cash equivalents, as well as in other investment companies, futures contracts, options on futures contracts, options, and swaps. The International Funds, from time to time, may have less than 95% of their assets invested in securities of their respective underlying Indexes in order to comply with the requirements of the Internal Revenue Code, to meet regulatory requirements in non-U.S. jurisdictions or to manage major Index changes. In these situations, which are expected to be infrequent and of limited duration, an International Fund may not have less than 90% of its total assets invested in securities of its underlying Index. WisdomTree Asset Management expects that, over time, the correlation between each Fund's performance and that of its underlying Index, before fees and expenses, will be 95% or better.

Each Fund intends to use either a "Replication" or a "Representative Sampling" strategy to invest all or a substantial portion of its assets in securities of its underlying Index. Replication means that the Fund will invest in all or substantially all of the securities in its Index in approximately the same proportions as such securities are found in the Index. Representative Sampling means that the Fund selects from the underlying Index a sample of securities that closely resembles the underlying Index in terms of key performance and risk factors and other characteristics. These factors and characteristics include, for example, total dividends paid, trading volume and liquidity, industry weightings, country weightings, market capitalization, and other financial characteristics. To the extent that a Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, a Fund may similarly concentrate its investments.


As a matter of general policy, each Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days prior notice of any change to this policy for a Fund.


GENERAL RISKS. An investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Trust). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although all of the securities in the Indexes are listed on major U.S. or non-U.S. stock exchanges, there can be no guarantees that a liquid market for such securities will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

A discussion of some of the other risks associated with an investment in a Fund is contained in each Fund's Prospectus.

LACK OF DIVERSIFICATION. Each Fund is considered to be "non-diversified." A "non-diversified" classification means that a Fund is not limited by the 1940

Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. As a result, each of the Funds may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund's volatility and performance.

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("IRC"), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Subchapter M generally requires the Fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the Fund's total assets are invested in securities in any one issuer, and (b) the Fund does not hold more than 10% of the outstanding voting securities of that issuer. Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the Fund's taxable year. Compliance with the diversification requirements of the IRC may limit the investment flexibility of the Funds and may make it less likely that the Funds will meet their investment objectives.

SPECIFIC INVESTMENT STRATEGIES. A description of certain investment strategies and types of investments used by some or all of the Funds is set forth below.

SECURITIES LENDING. Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. Loans of portfolio securities provide the Funds with the opportunity to earn additional income on the Fund's portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. A Fund will generally not have the right to vote securities while they are being loaned.

MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "triparty" custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each Fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will maintain the segregation, either on its records or with the Trust's custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when that Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in the securities of other investment companies (including money market funds). The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund's total assets in any single investment company and no more than 10% in any combination of two or more investment companies. All Funds may invest in the securities of open-end funds (including money market funds) as permitted under the 1940 Act. Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions.

REAL ESTATE INVESTMENT TRUSTS. Each Fund may invest in the securities of real estate investment trusts ("REITs") to the extent allowed by law. Risks associated with investments in securities of REITs include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the IRC, and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

NON-U.S. SECURITIES. The International Funds invest a significant portion of their assets in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes that reduce their attractiveness. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.


The International Funds intend to invest in non-U.S. equity securities. Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund's investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a failed settlement, which can result in losses to a Fund.


The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Funds will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the International Funds to incur higher portfolio transaction costs than domestic equity funds.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Investments in Australia. The Australia Total Dividend Fund generally invests all or substantially all of its assets in companies organized in Australia. The economy of Australia is heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Australian economy as a whole. These and other factors could have a negative impact on a Fund's performance.

Investments in Canada. The Canada Total Dividend Fund generally invests all or substantially all of its assets in companies organized in Canada. The U.S. is Canada's largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. These and other factors could have a negative impact on a Fund's performance.




Investments in China and Hong Kong. The China Total Dividend Fund and Hong Kong Total Dividend Fund each generally invests all or substantially all of its assets in securities listed and traded on the Hong Kong Stock Exchange. In addition to the aforementioned risks of investing in non-U.S. securities, investing in securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include:

      (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) the increasing competition from Asia's other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that companies located in China, may be smaller, less seasoned and newly-organized companies; (xi) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong, as well; and (xviv) the risk that certain companies in the Fund's Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. government or identified as state sponsors of terrorism

Investments in Hong Kong are also subject to certain political risks. Following the establishment of the People's Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China's predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in the Fund involves risk of a total loss. China has committed by treaty to preserve Hong Kong's autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. These and other factors could have a negative impact on a Fund's performance.

Investments in France. The France Total Dividend Fund generally invests all or substantially all of its assets in companies organized in France. France is a member of the European Economic and Monetary Union ("EMU"). EMU member countries share coordinated economic policies and a common currency. As a result, the economy of France may be significantly affected by changes in the economies of the EMU members or other European countries. These and other factors could have a negative impact on a Fund's performance.

Investments in Germany. The Germany Total Dividend Fund generally invests all or substantially all of its assets in companies organized in Germany. Germany is a member of the European Economic and Monetary Union ("EMU"). EMU member countries share coordinated economic policies and a common currency. As a result, the economy of Germany may be significantly affected by changes in the economies of the EMU members or other European countries. Challenges related to the rebuilding of infrastructure and unemployment in the former area of East Germany may also impact the economy of Germany. These and other factors could have a negative impact on a Fund's performance.

Investments in India. The India Total Dividend Fund generally invests all or substantially all of its assets in companies organized in India. In addition to the general risks involved with investing in non-U.S. securities, investing in securities listed and traded in India may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Challenges related to a rapidly growing population and a developing domestic infrastructure may also impact the economy of India. These and other factors could have a negative impact on a Fund's performance.

Investments In Latin America. Investing in securities listed and traded in Latin America may be subject additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Latin American markets are also less liquid and less efficient than developed securities market.


Investments in Malaysia. The Malaysia Total Dividend Fund generally invests all or substantially all of its assets in companies organized in Malaysia. In addition to the general risks involved with investing in non-U.S. securities, investing in securities listed and traded in Malaysia may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. The economy of Malaysia is heavily dependent on international trade. As a result, changes in the economies of other Southeast Asian countries may have a significant impact on the Malaysian economy. Many Southeast Asian economies are particularly volatile because of high inflation, social and political instability, and unstable currencies. These and other factors could have a negative impact on a Fund's performance.

Investments in Singapore. The Singapore Total Dividend Fund generally invests all or substantially all of its assets in companies organized in Singapore. The economy of Singapore is heavily dependent on international trade and export. Conditions that weaken demand for such products worldwide or in the Asian region could have a negative and significant impact on the Singaporean economy as a whole. In addition, the economy of Singapore may be particularly vulnerable to external market changes because of its smaller size. These and other factors could have a negative impact on a Fund's performance.

Investments in South Africa. The South Africa Total Dividend Fund generally invests all or substantially all of its assets in companies organized in South Africa. In addition to the general risks involved with investing in non-U.S. securities, investing in securities listed and traded in South Africa may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume,
(iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Concerns of unemployment, currency devaluation, and domestic and geopolitical factors may also have a significant impact on the South African economy. These and other factors could have a negative impact on a Fund's performance.

Investments in South Korea. The South Korea Total Dividend Fund generally invests all or substantially all of its assets in companies organized in South Korea. The economy of South Korea is heavily dependent on exports and the demand for certain finished goods. South Korea's main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. These and other factors could have a negative impact on a Fund's performance.

Investments in Taiwan. The Taiwan Total Dividend Fund generally invests all or substantially all of its assets in companies organized in Taiwan. In addition to the general risks involved with investing in non-U.S. securities, investing in securities listed and traded in Taiwan may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia's other emerging economies, and conditions that weaken demand for Taiwan's export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan's history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on a Fund's performance.


Investments in Thailand. Investing in securities listed and traded in Thailand may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. These and other factors could have a negative impact on the Fund's performance.


Investments in the United Kingdom. The United Kingdom Total Dividend Fund and United Kingdom High-Yielding Equity Fund generally invest all or substantially all of its assets in companies organized in the United Kingdom. The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries. These and other factors could have a negative impact on a Fund's performance.

DEPOSITARY RECEIPTS. To the extent a Fund invests in stocks of foreign corporations, a Fund's investment in such stocks may also be in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts ("ADRs") are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs") are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts ("GDRs") are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities.

A Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that WisdomTree Asset Management or the Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

CURRENCY TRANSACTIONS. The International Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund's assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Transactions. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Foreign Currency Futures Contracts. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If a Fund utilizes foreign exchange transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of its underlying Index and may lower the Fund's return. A Fund could experience losses if the value of any currency forwards, options and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its assets invested in illiquid or not readily marketable securities.

FUTURES, OPTIONS AND OPTIONS ON FUTURES CONTRACTS. Each Fund may enter into U.S. or foreign futures contracts and options and options on futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the

Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. To the extent a Fund uses futures and options, it will do so only in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS. The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the underlying Index if the index underlying the futures contract differs from the underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Fund as to anticipated trends, which predictions could prove to be incorrect.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price.

Swap agreements also may allow a Fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the Fund. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

TRACKING STOCKS. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and in each Fund's Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.

                               PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for each Fund the proxy voting guidelines of the Sub-Adviser. The Trust has delegated to the Sub-Adviser the authority and responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund's proxy voting guidelines and the Sub-Adviser's role in implementing such guidelines.

The Sub-Adviser understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager. The Sub-Adviser has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process and procedures.

The Sub-Adviser has elected to retain Institutional Shareholder Services, Inc. ("ISS") as a proxy consultant. ISS is currently performing certain proxy-related services pursuant to these procedures, including providing research and making voting determinations in accordance with the proxy voting guidelines, voting and submitting proxies and related administrative and recordkeeping functions. In addition, the Sub-Adviser has determined that, except as set forth in the proxy policy and noted below, proxies will be voted in accordance with the voting recommendations contained in the proxy voting guidelines, which have been prepared by the Sub-Adviser and ISS. If the guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations. As ISS will vote proxies in accordance with the proxy voting guidelines, the Sub-Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Sub-Adviser and a Fund as to how proxies are voted. If an investment professional (a portfolio manager, the Sub-Adviser's Chief Investment Officer or other investment professional) believes that it may be in the best interest of a Fund to vote in a manner inconsistent with ISS' recommendations, such investment professional must contact the Proxy Committee and complete a questionnaire to allow the Proxy Committee to review the recommendation and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between the Sub-Adviser and the Fund with respect to the voting of the proxy in that manner. If the proxy guidelines do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After making such a determination, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between the Sub-Adviser and the Fund with respect to the voting of the proxy in that manner.

Although the proxy guidelines detail numerous specific instances and possible proposals, the guidelines provide that ISS will generally vote "for" management proposals on routine business; case by case on management proposals related to directors (though "for" routine matters and "against" classification of the Board); case by case on management proposals related to a company's capitalization, reorganizations or merger proposals, and non-salary compensation issues; "against" management proposals on anti-takeover related proposals; and "against" or case by case on most shareholder proposals, including social issues. A complete copy of the Proxy Policy may be obtained by calling 1-866-909-9473.

The Domestic Funds and International Funds are newly organized and had not yet voted any proxies as of the date of this SAI. Information with respect to how the Funds voted proxies relating to portfolio securities held by such Funds for the period from inception to June 30, 2007 will be available after August 31, 2007: (i) without charge, upon request, by calling 1-866-909-9473 or through the Fund's website at www.wisdomtree.com; and (ii) on the SEC's website at www.sec.gov.

              PORTFOLIO HOLDING DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the "Policy") with respect to each Fund to prevent possible disclosure and misuse of material non-public information concerning each Fund's portfolio holdings. This Policy applies to all officers, employees and agents of each Fund. This includes the Funds' investment adviser, WisdomTree Asset Management, and Sub-Adviser, BNY Investment Advisers (together, for purposes of this Policy, the "Advisers").

Purpose of the Policy. Each Fund's current portfolio holdings may be material non-public information and, if so, must not be selectively disclosed, except in accordance with the Policy or as otherwise required by state law or federal securities laws. The Policy is designed to prevent the possible misuse of knowledge of a Fund's portfolio holdings and to ensure that the interests of the Fund's Advisers, distributor, ALPS Distributors, Inc. (the "Distributor"), or any affiliated person of the Fund, the Advisers or the Distributor, are not placed above those of the Fund's shareholders.

General. Each Fund's portfolio holdings information must be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of the Fund's shareholders; (b) does not put the interests of the Fund's Advisers or the Distributor, or any affiliated person of the Fund, the Advisers or the Distributor, above those of the Fund's shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units (defined below), as contemplated by the WisdomTree Exemptive Orders and discussed below; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect.

The "entities" referred to in sub-section (c) above are generally limited to National Securities Clearing Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors (known as "Authorized Participants") that have been authorized by the Distributor to purchase and redeem large blocks of shares, known as "Creation Units", pursuant to legal requirements, including the WisdomTree Exemptive Orders granted by the SEC pursuant to which each Fund offers and redeems its shares, and other institutional market participants and entities that provide information services.

The Funds' Chief Compliance Officer may authorize disclosure of portfolio holdings.

Disclosure of Portfolio Holdings to Service Providers. Each business day, information about each Fund's portfolio holdings will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects each Fund's anticipated portfolio holdings on the following business day, though it may not represent a pro rata portion of such portfolio.

Daily access to information concerning the Fund's portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Advisers, the Distributor and the Fund's administrator, custodian and accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the WisdomTree Exemptive Orders, agreements with the Fund, and the terms of the Trust's current registration statement.

Online Disclosure of Ten Largest Stock Holdings. Each Fund may disclose its complete portfolio holdings and its ten largest stock portfolio holdings and the percentages that each of these ten largest stock portfolio holdings represent of the Fund's total assets as of the close of the prior business day, the following business day, or as soon as practicable thereafter, online at www.wisdomtree.com. Online disclosure of such holdings is freely available to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations.

Disclosure of Portfolio Holdings As Required by Applicable Law. Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund's fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

Prohibitions on Disclosure of Portfolio Holdings. No person is authorized to disclose a Fund's portfolio holdings or other investment positions (whether in writing, by fax, by e-mail, orally, or by other means) except in accordance with the Policy.

                             THE WISDOMTREE INDEXES


Brief descriptions of the Indexes on which the Funds are based and the equity markets in which the Funds invest are provided below. Additional information about each Index, including the components and weightings of the Indexes, as well as the rules that govern inclusion and weighting in each of the Indexes is available at www.wisdomtree.com.


Component Selection Criteria. In order to be included in one of the WisdomTree Dividend Indexes, a company must pay regular cash dividends on shares of its common stock. Companies must also meet certain liquidity requirements. For example, a company must have a minimum market capitalization of $100 million as of the Index measurement date (defined below) and have an average daily dollar volume traded of at least $100,000 for the three months prior to the Index measurement date. Some Indexes have higher minimum capitalization and liquidity requirements. To be included in one of the U.S. Dividend Indexes, a company must be incorporated in the United States (including Puerto Rico), and must list its shares on the NYSE, AMEX or the NASDAQ. To be included in one of the non-U.S. Indexes, a company must list its shares on a major non-U.S. stock exchange and be organized outside of the United States. Common stocks, real estate investment trusts, tracking stocks, and holding companies are eligible for inclusion in each Index. Limited partnerships, limited liability companies, royalty trusts, preferred stocks, closed-end funds, exchange-traded funds, and passive foreign investment companies are not eligible for inclusion in an Index.

In order to be included in one of the WisdomTree Earnings Indexes, a company must:(i) be incorporated in the United States (including Puerto Rico), (ii) be listed on the NYSE, AMEX or NASDAQ, (iii) have generated positive earnings on a cumulative basis in their most recent four fiscal quarters preceding the Index measurement date, (iv) have a market capitalization of at least $100 million on the Index measurement date, (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, and
(vi) have a price to earnings ratio("P/E ratio") of at least 2 as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by S&P that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. Common stocks, tracking stocks, and holding companies are eligible for inclusion. REITs, ADRs, GDRs and EDRs are excluded, as are limited partnerships, limited liability companies, Mortgage REITS, royalty trusts and companies that are not incorporated in the United States. Preferred stocks, closed-end funds, exchange-traded funds, and derivative securities such as warrants and rights are not eligible.

Annual Index Reconstitution. The WisdomTree Indexes are "reconstituted" on an annual basis. New securities are added to the Indexes only during the "annual reconstitution." The annual reconstitution of the Domestic Dividend Indexes takes place in December of each year. The annual reconstitution of the International Dividend Indexes takes place in June each year. The annual reconstitution of the Earnings Indexes takes place in December each year

During the annual reconstitution, securities are screened to determine whether they comply with WisdomTree's proprietary Index methodology and are eligible to be included in an Index. This date is sometimes referred to as the "Index measurement date" or the "Screening Point." Based on this screening, securities that meet Index requirements are scheduled for addition to the applicable Index and securities that do not meet such requirements are scheduled for deletion from the applicable Index. A "preliminary Index" is made publicly available based on this information. The "Weighting Date" is the date when the final weights of each component security of each Index are established. This is determined after the close of trading on the third Wednesday of December for the Domestic Indexes and after the close of trading on the third Wednesday of June for the International Indexes. The final index constituents and their respective weightings are made publicly available at this time. The final Index constituents and final constituent weightings go into effect immediately before the opening of trading on the Monday following the Weighting Date. This is sometimes referred to as the "Reconstitution Date."


Index Maintenance. Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, corporate acquisitions and other corporate actions. Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions. To the extent reasonably practicable, such changes will be announced at least two days prior to their implementation.


Should any company achieve a weighting equal or greater than 24% of an Index, its weighting will be reduced at the close of the current calendar quarter and other components in the Index will be rebalanced. Moreover, should the collective weight of Index component securities whose individual current weights equal or exceed 5% of an Index, when added together, exceed 50% of such Index, the weightings in those component securities will be reduced so that their collective weight equals 40% of the Index as of the close of the current calendar quarter, and other components in the Index will be rebalanced.

Index Availability. Each WisdomTree Index is calculated and disseminated throughout each day the New York Stock Exchange is open for trading.

Changes to the Index Methodology. The WisdomTree Indexes are governed by a published, rules-based methodology. Changes to the methodology will be publicly disclosed at www.wisdomtree.com prior to implementation. Sixty (60) days prior notice will be given prior to the implementation of any such change.

Index Calculation Agent. In order to minimize any potential for conflicts caused by the fact that WisdomTree Investments and its affiliates act as Index provider and investment adviser to the Funds, WisdomTree Investments has retained an unaffiliated third party to calculate each Index (the "Calculation Agent"). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Indexes on a daily basis. WisdomTree Investments will monitor the results produced by the Calculation Agent to help ensure that the Indexes are being calculated in accordance with the rules-based methodology. In addition, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent non-public information about pending changes to the Indexes from being used or disseminated in an improper manner. Furthermore, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Funds' portfolio strategies and to prevent the Funds' portfolio managers from having any influence on the construction of the Index methodology.


WisdomTree Investments has contracted with Standard & Poor's ("S&P") to maintain and calculate each Earnings Index. S&P shall have no liability for any errors or omissions in calculating any Earnings Index.


WISDOMTREE DOMESTIC INDEXES

WisdomTree Communications Sector Index
Number of Components: approximately 70

Index Description. The WisdomTree Communications Sector Index measures the performance of U.S. companies that pay regular cash dividends on shares of their common stock and that WisdomTree Investments classifies as being part of the "Communications" sector of the U.S. economy. Companies in the Index must meet specified requirements as of the Index measurement date. The Index consists of companies that: (i) are incorporated in the United States (including Puerto
Rico), (ii) are listed on the New York Stock Exchange, American Stock Exchange or the NASDAQ National Market, (iii) have a market capitalization of at least $100 million on the Index measurement date, and (iv) have an average daily trading volume of at least $100,000 for the three months prior to the Index measurement date. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes the following types of companies: advertising, internet, media, and telecom. As of September 30, 2006, approximately 73% of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree Financial Sector Index
Number of Components: approximately 435

Index Description. The WisdomTree Financial Sector Index measures the performance of U.S. companies that pay regular cash dividends on shares of their common stock and that WisdomTree Investments classifies as being part of the "Financial" sector of the U.S. economy. Companies in the Index must meet specified requirements as of the Index measurement date. The Index consists of companies that: (i) are incorporated in the United States (including Puerto
Rico), (ii) are listed on the New York Stock Exchange, American Stock Exchange or the NASDAQ National Market, (iii) have a market capitalization of at least $100 million on the Index measurement date, and (iv) have an average daily trading volume of at least $100,000 for the three months prior to the Index measurement date. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes the following types of companies: banks, savings and loans, insurance companies, investment companies, real estate companies, and diversified financial companies. As of September 30, 2006, approximately 83% of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree REIT Sector Index
Number of Components: approximately 135

Index Description. The WisdomTree REIT Sector Index measures the performance of U.S. companies that pay regular cash dividends on shares of their common stock and that WisdomTree Investments classifies as being part of the "REIT" sector of the U.S. economy. Companies in the Index must meet specified requirements as of the Index measurement date. The Index consists of companies that: (i) are incorporated in the United States (including Puerto Rico), (ii) are listed on the New York Stock Exchange, American Stock Exchange or the NASDAQ National Market, (iii) have a market capitalization of at least $100 million on the Index measurement date, and (iv) have an average daily trading volume of at least $100,000 for the three months prior to the Index measurement date. The Index includes the following types of REITs: Apartment REITs, Hotel REITs, Office Property REITs and Shopping Center REITs. As of September 30, 2006, approximately 32% of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree Utilities Sector Index
Number of Components: approximately 85

Index Description. The WisdomTree Utilities Sector Index measures the performance of U.S. companies that pay regular cash dividends on shares of their common stock and that WisdomTree Investments classifies as being part of the "Utilities" sector of the U.S. economy. Companies in the Index must meet specified requirements as of the Index measurement date. The Index consists of companies that: (i) are incorporated in the United States (including Puerto
Rico), (ii) are listed on the New York Stock Exchange, American Stock Exchange or the NASDAQ National Market, (iii) have a market capitalization of at least $100 million on the Index measurement date, and (iv) have an average daily trading volume of at least $100,000 for the three months prior to the Index measurement date. The Index includes the following types of companies: gas, electric, and water. As of September 30, 2006, approximately 69% of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree Earnings Index
Number of Components: approximately 2340


Index Description. The WisdomTree Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the broad U.S. stock market. The Index consists of companies that: (i) are incorporated in the United States (including Puerto Rico), (ii) are listed on the New York Stock Exchange, American Stock Exchange, NASDAQ Global Select, or NASDAQ Global Market (the "NASDAQ Market"), (iii) have generated positive earnings on a cumulative basis in their most recent four fiscal quarters preceding the Index measurement date, (iv) have a market capitalization of at least $100 million on the Index measurement date, (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, and (vi) have a price to earnings ratio("P/E ratio") of at least 2 as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by S&P that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. Companies are weighted in the Index based on their earnings over the four quarters preceding the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization securities and is, in this sense, an earnings-weighted index for the broad U.S. market. As of September 30, 2006, approximately 75% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree Earnings 500 Index
Number of Components: approximately 500

Index Description. The WisdomTree Earnings 500 Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. stock market. The Index consists of the 500 largest companies ranked by market capitalization in the WisdomTree Earnings Index as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities. As of September 30, 2006, approximately 88% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.


WisdomTree MidCap Earnings Index
Number of Components: approximately 785


Index Description. The WisdomTree MidCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree MidCap Earnings Index. For these purposes, Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily mid-capitalization securities. As of September 30, 2006, approximately 84% of the capitalization of the Index consisted of companies with market capitalizations between $2 billion and $10 billion.


WisdomTree SmallCap Earnings Index
Number of Components: approximately 1055


Index Description. The WisdomTree SmallCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree SmallCap Earnings Index. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily small-capitalization securities. As of September 30, 2006, 100% of the capitalization of the Index consisted of companies with market capitalizations less than $2 billion.


WisdomTree Earnings Top 100 Index
Number of Components: approximately 100


Index Description. The WisdomTree Earnings Top 100 Index is a fundamentally weighted Index that measures the performance of 100 large-cap companies with relatively high earnings yields. The Index is created by selecting the 100 companies with the highest earnings yields from the 300 largest companies within the WisdomTree Earnings 500 Index. Unlike the other Earnings Indexes which weight companies based on aggregate earnings, the Index is weighted by earnings yield. A component company's weight in the Index at the Index measurement date is determined by its earnings yield. Earnings yield is calculated by dividing a company's trailing 12 months earnings by its market capitalization. This amount is then divided by the sum of all earnings yields for all the component companies in the Index. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities. As of September 30, 2006, approximately 95% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.


WisdomTree Low P/E Index
Number of Components: approximately 700


Index Description. The WisdomTree Low P/E Index is a fundamentally weighted index that measures the performance of companies with the lowest price-to-earnings ratios ("P/E ratios") within the WisdomTree Earnings Index that meet certain requirements. To be included in the Low P/E Index, companies must have market capitalizations of at least $200 million as of the Index measurement date. On the Index measurement date companies that meet these requirements are ranked by P/E ratio. Those companies with the lowest P/E ratios are ranked highest. The top 30% of these companies are included in the Index. Companies are weighted in the Index based on their earnings over the four quarters preceding the Index measurement date. For these purposes, "earnings" are determined using a company's "Core Earnings." Core Earnings is a standardized calculation of earnings developed by Standard & Poor's that is designed to include expenses, incomes and activities that reflect the actual profitability of a company's ongoing operations. The Index includes primarily large-capitalization securities. As of September 30, 2006, approximately 74% of the Index consisted of companies with market capitalizations over $10 billion.


WISDOMTREE INTERNATIONAL INDEXES

WisdomTree Asia Emerging Markets Dividend Index
Number of Components: approximately 620


Index Description. The WisdomTree Asia Emerging Markets Dividend Index measures the performance of companies in Asian emerging markets that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated in and have their shares listed on a major stock exchange in China, India, Malaysia, South Korea, Taiwan and Thailand. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. As of September 30, 2006, approximately 39% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.


WisdomTree Asia Emerging Markets High-Yielding Equity Index
Number of Components: approximately 190


Index Description. The WisdomTree Emerging Markets High-Yielding Equity Index measures the performance of the highest dividend yielding stocks of the WisdomTree Emerging Markets Dividend Index. Companies in the Index must meet specified liquidity and other requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Emerging Markets Dividend Index companies that have market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. As of September 30, 2006, approximately 29% of the Index consisted of companies with market capitalizations over $10 billion.


WisdomTree Emerging Markets Dividend Index
Number of Components: approximately 780


Index Description. The WisdomTree Emerging Markets Dividend Index measures the performance of companies in the emerging markets that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile, China, India, Israel, Malaysia, Mexico, South Africa, South Korea, Taiwan or Thailand. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. As of September 30, 2006, approximately 29% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.


WisdomTree Emerging Markets High-Yielding Equity Index
Number of Components: approximately 235


Index Description. The WisdomTree Emerging Markets High-Yielding Equity Index measures the performance of the highest dividend yielding stocks of the WisdomTree Emerging Markets Dividend Index. Companies in the Index must meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Emerging Markets Dividend Index the top 30% of index constituents ranked by dividend yield. Companies are weighted in the Index based on their regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. As of September 30, 2006, approximately 29% of the Index consisted of companies with market capitalizations over $10 billion.


WisdomTree Emerging Markets Dividend Top 100 Index
Number of Components: approximately 100


Index Description. The WisdomTree Emerging Markets Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree Emerging Markets Dividend Index that meet specified requirements as of the Index measurement date. Unlike the other WisdomTree Indexes, which weight index components based on projected cash dividends, a component's weight in the Index is based on its dividend yield as of the Index measurement date. A component company's weight in the Index is determined by dividing its dividend yield by the sum of all the dividend yields for all the component companies in the Index. The Index includes large-capitalization and mid-capitalization securities. As of September 30, 2006, approximately 15% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree Latin America Dividend Index
Number of Components: approximately 80

Index Description. The WisdomTree Latin America Dividend Index measures the performance of companies in Latin America that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile or Mexico. Companies must have paid at least $5 million in cash dividends on their common stock in the year prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. As of September 30, 2006, approximately 34% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.


WisdomTree Australia Dividend Index
Number of Components: approximately 190

Index Description. The WisdomTree Australia Dividend Index measures the performance of companies incorporated in Australia that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in Australia. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Australia. As of September 30, 2006, approximately 56% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree Canada Dividend Index
Number of Components: approximately 170

Index Description. The WisdomTree Canada Dividend Index measures the performance of companies incorporated in Canada that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in Canada. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Canada. As of September 30, 2006, approximately 77% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree China Dividend Index
Number of Components: approximately 40


Index Description. The WisdomTree China Dividend Index measures the performance of companies incorporated in China that trade on the Hong Kong Stock Exchange, pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. Companies must have paid at least $5 million in cash dividends on their common stock in the year prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted broad market index for the dividend-paying segment of China. As of September 30, 2006, approximately 36% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree France Dividend Index
Number of Components: approximately 90

Index Description. The WisdomTree France Dividend Index measures the performance of companies incorporated in France that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in France. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of France. As of September 30, 2006, approximately 88% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree Germany Dividend Index
Number of Components: approximately 80

Index Description. The WisdomTree Germany Dividend Index measures the performance of companies incorporated in Germany that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in Germany. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Germany. As of September 30, 2006, approximately 88% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree Hong Kong Dividend Index
Number of Components: approximately 80

Index Description. The WisdomTree Hong Kong Dividend Index measures the performance of companies incorporated in Hong Kong that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in Hong Kong. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Hong Kong. As of September 30, 2006, approximately 54% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree India Dividend Index
Number of Components: approximately 110


Index Description. The WisdomTree India Dividend Index measures the performance of companies incorporated in India that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in India. Companies must have paid at least $5 million in cash dividends on their common stock in the year prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of India. As of September 30, 2006, approximately 54% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree Malaysia Dividend Index
Number of Components: approximately 70

Index Description. The WisdomTree Malaysia Dividend Index measures the performance of companies incorporated in Malaysia that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in Malaysia. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Malaysia. As of September 30, 2006, approximately 13% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree Singapore Dividend Index
Number of Components: approximately 100

Index Description. The WisdomTree Singapore Dividend Index measures the performance of companies incorporated in Singapore that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in Singapore. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Singapore. As of September 30, 2006, approximately 40% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree South Africa Dividend Index
Number of Components: approximately 75

Index Description. The WisdomTree South Africa Dividend Index measures the performance of companies incorporated in South Africa that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in South Africa. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of South Africa. As of September 30, 2006, approximately 37% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree South Korea Dividend Index
Number of Components: approximately 140

Index Description. The WisdomTree South Korea Dividend Index measures the performance of companies incorporated in South Korea that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in South Korea. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of South Korea. As of September 30, 2006, approximately 50% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree Taiwan Dividend Index
Number of Components: approximately 200

Index Description. The WisdomTree Taiwan Dividend Index measures the performance of companies incorporated in Taiwan that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in Taiwan. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Taiwan. As of September 30, 2006, approximately 11% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree United Kingdom Dividend Index
Number of Components: approximately 385

Index Description. The WisdomTree United Kingdom Dividend Index measures the performance of companies incorporated in the United Kingdom that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated and listed on a major stock exchange in the United Kingdom. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of the United Kingdom. As of September 30, 2006, approximately 80% of the capitalization of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree United Kingdom High-Yielding Equity Index
Number of Components: approximately 110

Index Description. The WisdomTree United Kingdom High-Yielding Equity Index measures the performance of the highest dividend yielding stocks of the WisdomTree United Kingdom Dividend Index. Companies in the Index must meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree United Kingdom Dividend Index companies that have market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. As of September 30, 2006, approximately 65% of the Index consisted of companies with market capitalizations over $10 billion.

WisdomTree DIEFA Index
Number of Components: approximately 2225

Index Description. The WisdomTree DIEFA Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock and that meet certain other requirements. To be included in the WisdomTree DIEFA Index, companies must be incorporated in one of 16 developed-market European countries (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

                             INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in each Fund's Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, other than with respect to a Fund's limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

Each Fund's fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund's outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below, its investment objective, and its underlying Index without a shareholder vote provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

Each Fund, as a fundamental investment policy, may not:

      SENIOR SECURITIES

      Issue senior securities, except as permitted under the 1940 Act.

      BORROWING

      Borrow money, except as permitted under the 1940 Act.



      UNDERWRITING

      -Act as an underwriter of another issuer's securities, except to the extent that each Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

      CONCENTRATION

      -Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that each Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that each Fund's underlying Index concentrates in the securities of a particular industry or group of industries.

      REAL ESTATE

      -Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

      COMMODITIES

      -Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

      LOANS

      -Lend any security or make any other loan except as permitted under the Investment Company Act of 1940.

      -By way of example (but not as a statement of the actual fundamental policy), this means that, if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under each Fund's investment policies.

Non-Fundamental Policies. The following investment policy is not fundamental and MAY be changed without shareholder approval.

Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund's Index and in ADRs based on securities in the Index. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

                               CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market strikes demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 48 Wall Street, 11th Floor, New York, NY 10005.


INTERESTED TRUSTEE AND OFFICERS

                                                                                        NUMBER OF
                                     TERM OF                                           PORTFOLIOS
                                     OFFICE                                              IN FUND        OTHER
                                       AND                                               COMPLEX    DIRECTORSHIPS
                                     LENGTH                                             OVERSEEN      HELD BY
                                     OF TIME       PRINCIPAL OCCUPATION(S) DURING      BY TRUSTEE    TRUSTEE AND
NAME (YEAR OF BIRTH)    POSITION     SERVED               THE PAST 5 YEARS             AND OFFICER     OFFICER
-----------------------------------------------------------------------------------------------------------------
Jonathan Steinberg     Trustee,     Trustee      Chief Executive Officer of               30           None
(1964)                 President*   and          WisdomTree Investments, Inc.
                                    Officer      (formerly, Index Development
                                    since        Partners, Inc.) and Director of
                                    2005         WisdomTree Investments, Inc.
                                                 since 1989.

Marc Ruskin            Treasurer*,  Officer      Treasurer of WisdomTree Investments,     30           None
(1952)                 Assistant    since        Inc. (formerly, Index Development
                       Secretary*   2005         Partners, Inc.); Chief Financial
                                                 Officer, RiskMetrics Group, Inc.
                                                 from 2003 to 2004; Chief Financial
                                                 Officer of Cognet Corp. from 1999
                                                 to 2002.

Richard Morris         Secretary*,  Officer      Deputy General Counsel of                30           None
(1967)                 Chief Legal  since        WisdomTree Investments, Inc. since
                       Officer*     2005         2005; Senior Counsel at Barclays
                                                 Global Investors, N.A. from 2002
                                                 to 2005;  Counsel at Barclays Global
                                                 Investors, N.A. from 2000 to 2001.


*Elected by and serves at the pleasure of the Board of Trustees.

INDEPENDENT TRUSTEES


                                     TERM OF                                            NUMBER OF
                                     OFFICE                                            PORTFOLIOS       OTHER
                                       AND                                               IN FUND    DIRECTORSHIPS
                                     LENGTH                                              COMPLEX      HELD BY
                                     OF TIME       PRINCIPAL OCCUPATION(S) DURING       OVERSEEN     TRUSTEE AND
NAME (YEAR OF BIRTH)    POSITION     SERVED               THE PAST 5 YEARS             BY TRUSTEE      OFFICER
-----------------------------------------------------------------------------------------------------------------
Gregory Barton         Trustee      Trustee      Executive Vice President of              30           None.
(1961)*                             since        Licensing and Legal Affairs,
                                    2006         General Counsel and Secretary
                                                 of Ziff Davis Media Inc. since
                                                 2003; Executive Vice President
                                                 of Legal Affairs, General
                                                 Counsel and Secretary of Ziff
                                                 Davis Media Inc. from 2002 to
                                                 2003; President (2001 to 2002),
                                                 Chief Financial Officer (2000
                                                 to 2002), Vice President of
                                                 Business Development (1999 to
                                                 2001) and General Counsel and
                                                 Secretary (1998 to 2002) of
                                                 Index Development Partners,
                                                 Inc.

Toni Massaro           Trustee      Trustee      Dean at University of Arizona James      30           None.
(1955)**                            since        E. Rogers College of Law since 1999;
                                    2006         Professor at University of Arizona
                                                 James E. Rogers College of Law
                                                 since 1990.

Victor Ugolyn          Trustee,     Trustee      Private investor since 2005; President   30           Trustee on
(1947)                 Chairman of  since        and Chief Executive Officer of William                Board of
                       the Board    2006         D. Witter, Inc. from 2005 to August                   Trustees of
                       of Trustees               2006; Consultant to AXA Enterprise in                 Naismith
                                                 2004; Chairman, President and Chief                   Memorial
                                                 Executive Officer of Enterprise Capital               Basketball Hall
                                                 Management (subsidiary of The MONY                    of Fame;
                                                 Group, Inc.) and Enterprise Group of                  Member of the
                                                 Funds, and Chairman of the Fund Board                 Board of
                                                 of Enterprise Group of Funds from 1991                Directors of
                                                 to 2004.                                              William D.
                                                                                                       Witter, Inc.;
                                                                                                       Member of the
                                                                                                       Board of
                                                                                                       Overseers of the
                                                                                                       Hoover
                                                                                                       Institution at
                                                                                                       Stanford
                                                                                                       University.


*     Chairman of the Audit Committee.
**    Chair of the Nominating Committee.

The following table sets forth, as of December 31, 2006 the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust.

                          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                            IN ALL REGISTERED INVESTMENT COMPANIES

DOLLAR RANGE OF EQUITY          OVERSEEN BY TRUSTEE IN FAMILY OF
NAME OF TRUSTEE                      SECURITIES IN THE FUNDS             INVESTMENT COMPANIES
---------------------------     --------------------------------         --------------------
INTERESTED TRUSTEE:
Jonathan Steinberg                            None                               None

INDEPENDENT TRUSTEES:
Gregory Barton                                None                               None
Toni Massaro                                  None                               None
Victor Ugolyn                                 None                               None

As of June 1, 2006 none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust ("Independent Trustees") or their immediate family members owned beneficially or of record any securities of WisdomTree Asset Management, the Sub-Adviser, the Distributor, or any person controlling, controlled by or under control with WisdomTree Asset Management, the Sub-Adviser or the Distributor.

COMMITTEES OF THE BOARD OF TRUSTEES

Audit Committee. Each Independent Trustee is a member of the Trust's Audit Committee (the "Audit Committee"). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust's independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee's responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds' financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust's compliance with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal control over financial reporting and independent audits;
(iv) approve prior to appointment the engagement of the Trust's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust's independent auditors; and (vi) act as a liaison between the Trust's independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The Audit Committee has retained independent legal counsel to assist it in connection with these duties.

Nominating Committee. Each Independent Trustee is also a member of the Trust's Nominating Committee. The principal responsibilities of the Nominating Committee are to identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Nominating Committee is solely responsible for the selection and nomination of the Trust's Independent Trustees, the Nominating Committee may consider nominations for the office of Trustee made by Trust stockholders as it deems appropriate. The Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act"), in conjunction with a shareholder meeting to consider the election of Trustees. Trust stockholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee.


The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve the Trust's Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Investment Advisory Agreements"). In addition, the Trust's Board of Trustees will receive, review and evaluate information concerning the services and personnel of the Investment Adviser and the Sub-Adviser at each quarterly meeting of the Board of Trustees and the Audit Committee. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust's investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Adviser and the Trust's investment arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). At meetings held on June 9, 2006, with respect to the Sector Funds, December 4, 2006 with respect to the International Funds and Earnings Weighted Funds, and February 5, 2007 with respect to the International Funds, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement with WisdomTree Asset Management ("WTAM") with respect to the Funds. In approving the Advisory Agreement with WTAM, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided to the Funds by WTAM; (2) WTAM's personnel and operations; (3) WTAM's financial condition; (4) the level and method of computing each Fund's advisory fee; (5) the anticipated profitability of WTAM under the Advisory Agreement; (6) "fall-out" benefits to WTAM and its affiliates (i.e., ancillary benefits that may be realized by WTAM or its affiliates from WTAM's relationship with the Funds); (7) the anticipated effect of growth and size on each Fund's performance and expenses; and (8) possible conflicts of interest.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM's operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds' sub-adviser and oversight of the sub-adviser's compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM's anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with developing and maintaining the indexes to be used by the Funds, the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the sub-adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the sub-adviser to the Funds, BNY Investment Advisors ("BNYIA"), using the same criteria it used for WTAM. The Board considered BNYIA's operational capabilities and resources and BNYIA's experience in serving as an adviser to ETFs, noting that BNYIA currently provides investment advisory and management services to other ETFs. The Board also evaluated the performance of comparable funds managed by BNYIA in comparison to a peer group, and the expertise and performance of the BNYIA personnel. The Board also noted that Bank of New York ("BNY"), an affiliate of BNYIA, is proposed to serve as the Funds' administrator, accountant, custodian and transfer agent and will receive compensation for acting in these capacities and will be responsible for, among other things, coordinating the Funds' audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to BNYIA and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to BNYIA under the Sub-Advisory Agreement.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and BNYIA, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.


REMUNERATION OF TRUSTEES. Pursuant to its Investment Advisory Agreement with the Trust, WisdomTree Asset Management pays all compensation of officers and employees of the Trust as well as the fees of all Trustees of the Trust who are affiliated persons of WisdomTree Investments or its subsidiaries.

Each Independent Trustee receives an annual fee of $40,000 for meetings of the Board attended by the Trustee. The Audit Committee Chairman will be paid an additional $4,000 and the Independent Chairman of the Board will be paid an additional $20,000. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The following table sets forth the estimated compensation to be paid by the Trust to the Independent Trustees through the end of the Trust's first full fiscal year.


                                                PENSION OR RETIREMENT
                                 AGGREGATE       BENEFITS ACCRUED AS     ESTIMATED ANNUAL   TOTAL COMPENSATION
NAME OF INTERESTED             COMPENSATION       PART OF COMPANY          BENEFITS UPON    FROM THE FUNDS AND
      TRUSTEE                 FROM THE TRUST          EXPENSES              RETIREMENT         FUND COMPLEX
------------------------     -----------------  --------------------     ----------------   ------------------
Jonathan Steinberg                 None                 None                   None                Non

                                                PENSION OR RETIREMENT
                                 AGGREGATE       BENEFITS ACCRUED AS     ESTIMATED ANNUAL   TOTAL COMPENSATION
NAME OF INDEPENDENT            COMPENSATION       PART OF COMPANY          BENEFITS UPON    FROM THE FUNDS AND
      TRUSTEE                 FROM THE TRUST          EXPENSES              RETIREMENT         FUND COMPLEX
------------------------     -----------------  --------------------     ----------------   ------------------
Gregory Barton                    $44,000               None                   None              $44,000
Toni Massaro                      $40,000               None                   None              $40,000
Victor Ugolyn                     $60,000               None                   None              $60,000


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The name and percentage of each Depository Trust Company ("DTC") participant that owns of record 5% or more of the outstanding shares of a Fund is not yet available.

INVESTMENT ADVISER. WisdomTree Asset Management serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and WisdomTree Asset Management. WisdomTree Asset Management, which does not manage any other investment companies and has limited experience as an investment adviser, is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and has offices located at 48 Wall Street, 11th Floor, New York, NY 10005.

Under the Investment Advisory Agreement, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

WisdomTree Asset Management has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees, (v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WisdomTree Asset Management. Pursuant to a separate contractual arrangement WisdomTree Asset Management has agreed to pay the expenses described in (iii), (iv) and (v) through July 31, 2007.

Each Fund pays WisdomTree Asset Management the Management Fee indicated below.


NAME OF FUND                                                      MANAGEMENT FEE
---------------------------------------------------------         --------------
WisdomTree Communications Sector Fund                                    0.38%
WisdomTree Financial Sector Fund                                         0.38%
WisdomTree REIT Sector Fund                                              0.38%
WisdomTree Utilities Sector Fund                                         0.38%
WisdomTree Total Earnings Fund                                           0.28%
WisdomTree Earnings 500 Fund                                             0.28%
WisdomTree MidCap Earnings Fund                                          0.38%
WisdomTree SmallCap Earnings Fund                                        0.38%
WisdomTree Earnings Top 100 Fund                                         0.38%
WisdomTree Low P/E Fund                                                  0.38%
WisdomTree Asia Emerging Markets Total Dividend Fund                     0.65%
WisdomTree Asia Emerging Markets High-Yielding Equity Fund               0.70%
WisdomTree Emerging Markets Total Dividend Fund                          0.65%
WisdomTree Emerging Markets High-Yielding Equity Fund                    0.70%
WisdomTree Emerging Markets Dividend Top 100 Fund                        0.70%
WisdomTree Latin America Total Dividend Fund                             0.65%
WisdomTree Australia Total Dividend Fund                                 0.48%
WisdomTree Canada Total Dividend Fund                                    0.48%
WisdomTree China Total Dividend Fund                                     0.65%
WisdomTree France Total Dividend Fund                                    0.48%
WisdomTree Germany Total Dividend Fund                                   0.48%
WisdomTree Hong Kong Total Dividend Fund                                 0.48%
WisdomTree India Total Dividend Fund                                     0.78%
WisdomTree Malaysia Total Dividend Fund                                  0.65%
WisdomTree Singapore Total Dividend Fund                                 0.48%
WisdomTree South Africa Total Dividend Fund                              0.65%
WisdomTree South Korea Total Dividend Fund                               0.65%
WisdomTree Taiwan Total Dividend Fund                                    0.65%
WisdomTree United Kingdom Total Dividend Fund                            0.48%
WisdomTree United Kingdom High-Yielding Equity Fund                      0.58%
WisdomTree International Real Estate Sector Fund                         0.58%


The Investment Advisory Agreement with respect to the Funds continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of any Fund fail to approve the Investment Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement with respect to any Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by WisdomTree Asset Management, in each case on not less than 30 days nor more than 60 days prior written notice to the other party; provided, that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its "assignment" (as defined in the 1940 Act).

If current restrictions on bank activities with mutual funds were relaxed, BNY or its affiliates, would consider performing additional services for the Trust. WisdomTree Asset Management cannot predict whether these changes will be enacted, or the terms under which BNY, or its affiliates, might offer to provide additional services.


SUB-ADVISER. BNY Investment Advisers, a separately identifiable division of The Bank of New York ("BNY") and a registered investment adviser with offices located at 1633 Broadway, 13th floor, New York, NY 10019, serves as the Sub-Adviser for each Fund. BNY began offering investment services in the 1830s and as of December 31, 2006 managed more than $130 billion in investments for institutions and individuals. The Sub-Adviser chooses each Fund's portfolio investments and places orders to buy and sell the Fund's portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Funds in accordance with the table set forth below.


      Sub-Adviser's Fees for the Domestic Funds

      -The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the Domestic Funds:


      5 basis points (0.05%) of the first $100 million in combined daily net assets of all Domestic Funds; and

      3 basis points (0.03%) of the combined daily net assets of all Domestic Funds in excess of $100 million.


      Sub-Adviser's Fees for the International Funds

      -The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the International Funds:


      20 basis points (0.20%) of the first $50 million in the total daily net assets of all International Funds;

      15 basis points (0.15%) of the next $50 million in total daily net assets of all International Funds;

      10 basis points (0.10%) of the total daily net assets of all International Funds in excess of $100 million; and;

      5 basis points (0.5%) of the total daily net assets of all International Funds in excess of $1 billion


Current interpretations of federal banking laws and regulations may prohibit BNY from controlling or underwriting the shares of the Trust, but would not prohibit BNY generally from acting as an investment adviser, administrator, transfer agent or custodian to the Funds or from purchasing shares of the Funds as agent for and upon the order of a customer.

BNY believes that it may perform Sub-Advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BNY from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment Sub-Advisory agreement would be subject to shareholder approval.

PORTFOLIO MANAGERS. Each Fund is managed by the Sub-Adviser's Index Fund Management Division. The five most senior members are Kurt Zyla, Lloyd Buchanan, Denise Krisko, Robert McCormack and Todd Rose. Mr. Zyla, a Managing Director of the Sub-Adviser, has supervised the Index Fund Management Division since 1996. He joined the Sub-Adviser in 1989. Prior to his current position, he was employed by the Sub-Adviser in a number of capacities. Mr. Buchanan has been a Portfolio Manager in the Index Fund Management Division since January 2002. Prior to joining the Sub-Adviser, Mr. Buchanan was a Vice President and Chief Operating Officer of Axe Houghton Associates, Inc., an investment management subsidiary of Hoenig Group. He joined Axe Houghton in May 1988. Ms. Krisko is a Senior Portfolio Manager in the Index Fund Management Division. Ms. Krisko joined the Sub-Adviser in August, 2005. Prior to joining the Sub-Adviser, Ms. Krisko acted as a Senior Portfolio Manager and Equity Trader for Quantitative Equity Management at Northern Trust from January 2003 until August 2005 and at Deutsche Asset Management from June 2000 to January 2003. Ms. Krisko has also worked as a Senior Quantitative Equity Portfolio Manager and Trader for The

Vanguard Group. Mr. McCormack is a Senior Portfolio Manager in the Index Fund Management Division. He is responsible for domestic indexed portfolio management. Prior to joining the Index Management Fund Division in 1999, Mr. McCormack was a relationship manager in the Sub-Adviser's Master Trust/Master Custody Division, specializing in working with foundations and endowments and other not-for-profit organizations. Mr. McCormack joined the Sub-Adviser in 1987. Mr. Rose has been a Portfolio Manager in the Index Fund Management Division since 2000. Prior to joining the Index Fund Management Division, Mr. Rose worked in the Sub-Adviser's Mutual Funds Accounting Division in various functions. Before joining the Sub-Adviser in 1997, Mr. Rose was a Financial Consultant at Merrill Lynch. He began his career trading futures with Linnco Futures Group in Chicago.

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of its underlying Index by either replicating the same combination of securities that compose that benchmark or through a representative sampling of the securities that compose that benchmark based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Each Portfolio Manager on the Index Fund Management team is authorized to make investment decisions for all portfolios managed by the team. No member of the Portfolio Management team manages assets outside of the team.


Including the WisdomTree portfolios, as of December 31, 2006, the Index Fund Management team managed thirty-five other registered investment companies with approximately $3.664 billion in assets; eleven pooled investment vehicles with approximately $6.344 billion in assets and thirty-eight other accounts with approximately $11.44 billion in assets.


PORTFOLIO MANAGER COMPENSATION


As of December 31, 2006, the Sub-Adviser's Portfolio Managers' compensation generally consists of base salary, bonus, and various long-term incentive compensation vehicles, if eligible. In addition, Portfolio Managers are eligible for the standard retirement benefits and health and welfare benefits available to all BNY employees. In the case of Portfolio Managers responsible for managing the Funds and managed accounts, the method used to determine their compensation is the same for all Funds and investment accounts. A Portfolio Manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by BNY's Human Resources Department. A Portfolio Manager's base salary is generally a fixed amount that may change as a result of periodic reviews, upon assumption of new duties, or when a market adjustment of the position occurs. A Portfolio Manager's bonus is determined by a number of factors. One factor is gross, pre-tax performance of a fund relative to expectations for how the fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in a fund's portfolio. For each Fund, the performance factor depends on how the Portfolio Manager performs relative to the Fund's benchmark and the Fund's peer group, over one-year and three-year time periods. Additional factors include the Portfolio Manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The bonus is paid on an annual basis.


The Portfolio Managers for each Fund manage multiple portfolios for multiple clients. These accounts may include investment companies, separate accounts (assets managed on behalf of individuals and institutions such as pension funds, insurance companies and foundations), and bank collective and common trust accounts. Each Portfolio Manager generally manages portfolios having substantially the same investment style as the relevant Fund. However, the portfolios managed by a Portfolio Manager may not have portfolio compositions identical to those of the Fund(s) managed by the Portfolio Manager due, for example, to specific investment limitations or guidelines present in some portfolio or Funds but not others. The Portfolio Managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A Portfolio Manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a Portfolio Manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the Sub-Advisory fees paid by a Fund. However, the compensation structure for Portfolio Managers generally does not provide any incentive to favor one account over another because that part of a Portfolio Manager's bonus based on performance is not based on the performance of one account to the exclusion of others.

CODE OF ETHICS. The Trust, WisdomTree Asset Management, the Sub-Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Employees subject to the Codes of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT. The Bank of New York serves as administrator, custodian and transfer agent for the Funds. BNY's principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY makes available the office space, equipment, personnel and facilities required to provide such services. Under the custody agreement with the Trust, BNY maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. BNY is required, upon the order of the Trust, to deliver securities held by BNY and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, BNY is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNY acts as transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY receives certain out of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust's custody account with BNY.

DISTRIBUTOR. ALPS Distributors, Inc. ("Distributor") is the distributor of shares of the Trust. Its principal address is 1625 Broadway, Suite 2200, Denver, Colorado 80202. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the National Association of Securities Dealers, Inc. ("NASD"). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, nor any stock exchange.

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

WisdomTree Asset Management may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

                             BROKERAGE TRANSACTIONS

The Sub-Adviser assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

                   ADDITIONAL INFORMATION CONCERNING THE TRUST


SHARES. The Trust was established as a Delaware statutory trust on December 15, 2005. The Trust currently offers 30 Funds. Each Fund issues shares of beneficial interest, with $0.001 par value. The Board may designate additional Funds. The Trust is registered with the SEC as an open-end management investment company.


Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund's shares, a holder of shares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc. at 1625 Broadway, Suite 2200, Denver, Colorado 80202.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC's rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

TERMINATION OF THE TRUST OR A FUND. The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

ROLE OF DTC. DTC Acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants

(with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

               CREATION & REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day on which the national securities exchange on which the Fund is listed for trading (each a "Listing Exchange") is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the "Deposit Securities"), which constitutes a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying Index and an amount of cash (the "Cash Component") computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the "Deposit Amount," which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

Each Fund, through the National Securities Clearing Corporation makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Trust with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant underlying Index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to the Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the underlying Index being tracked by the relevant Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be: (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant, and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of

Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. Orders to create Creation Unit Aggregations of the International Funds cannot be placed through the Clearing Process. All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of the applicable Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Those placing orders for Creation Unit Aggregations of International Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for Domestic Funds Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit

Aggregations. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through BNY to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for Domestic Funds Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the "Settlement Date". The Settlement Date is typically the third Business Day following the Transmittal Date. Each Fund reserves the right to settle transactions on a basis other than T+3. In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to BNY through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by BNY later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if BNY does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m. on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units.

Creation Unit Aggregations of Domestic Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit") with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with BNY the appropriate amount of federal funds by 2:00 p.m., Eastern time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or BNY does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with BNY, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, which the Trust may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by BNY or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Placement of Creation Orders for International Funds. Fund Deposits in connection with the International Funds will not be made either through the Clearing Process or through DTC. For each International Fund, BNY shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the applicable Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of International Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 110%, which WisdomTree Asset Management may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, BNY, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, BNY or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, BNY, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. Each Fund imposes a "Transaction Fee" on investors purchasing or redeeming Creation Units. For this reason, investors purchasing or redeeming through the DTC Process generally will pay a higher Transaction Fee than will investors doing so through the NSCC Process. The Transaction Fee will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the Funds from the dilutive costs associated with the purchase and redemption of Creation Units. Where a Fund permits an in-kind purchaser to deposit cash in lieu of depositing one or more Deposit Securities, the purchaser may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying those particular Deposit Securities. Transaction Fees will differ for each Fund, depending on the transaction expenses related to each Fund's portfolio securities. Every purchaser of a Creation Unit will receive a Prospectus that contains complete disclosure about the Transaction Fee, including the maximum amount of the Transaction Fee charged by the Fund. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard and maximum creation transaction fee for each of the Funds.

                                                              STANDARD CREATION      MAXIMUM CREATION
NAME OF FUND                                                    TRANSACTION FEE       TRANSACTION FEE
-----------------------------------------------------------------------------------------------------
WisdomTree Communications Sector Fund                              $  2,500                $ 5,000
WisdomTree Financial Sector Fund                                   $  2,500                $ 5,000
WisdomTree REIT Sector Fund                                        $  2,500                $ 5,000
WisdomTree Utilities Sector Fund                                   $  2,500                $ 5,000
WisdomTree Total Earnings Fund                                     $  5,500                $12,090
WisdomTree Earnings 500 Fund                                       $  2,500                $ 2,500
WisdomTree MidCap Earnings Fund                                    $  3,500                $ 4,000
WisdomTree SmallCap Earnings Fund                                  $  4,000                $ 5,705
WisdomTree Earnings Top 100 Fund                                   $    500                $   500
WisdomTree Low P/E Fund                                            $  2,000                $ 3,500
WisdomTree Asia Emerging Markets Total Dividend Fund               $ 17,500                $35,000
WisdomTree Asia Emerging Markets High-Yielding Equity Fund         $ 17,500                $35,000
WisdomTree Emerging Markets Total Dividend Fund                    $ 30,000                $60,000
WisdomTree Emerging Markets High-Yielding Equity Fund              $ 15,000                $30,000
WisdomTree Emerging Markets Dividend Top 100 Fund                  $  6,000                $ 6,000
WisdomTree Latin America Total Dividend Fund                       $ 16,250                $32,250
WisdomTree Australia Total Dividend Fund                           $ 10,000                $20,000
WisdomTree Canada Total Dividend Fund                              $  3,750                $ 7,500
WisdomTree China Total Dividend Fund                               $ 18,750                $37,500
WisdomTree France Total Dividend Fund                              $ 11,250                $22,500
WisdomTree Germany Total Dividend Fund                             $  7,500                $15,000
WisdomTree Hong Kong Total Dividend Fund                           $ 16,250                $32,500
WisdomTree India Total Dividend Fund                               $ 14,500                $30,740
WisdomTree Malaysia Total Dividend Fund                            $ 12,500                $25,000
WisdomTree Singapore Total Dividend Fund                           $ 12,500                $25,000
WisdomTree South Africa Total Dividend Fund                        $  8,750                $17,500
WisdomTree South Korea Total Dividend Fund                         $ 13,750                $27,500
WisdomTree Taiwan Total Dividend Fund                              $ 20,000                $40,000
WisdomTree United Kingdom Total Dividend Fund                      $  5,000                $10,000
WisdomTree United Kingdom High-Yielding Equity Fund                $  5,000                $10,000
WisdomTree International Real Estate Sector Fund                   $  6,250                $12,500


Placement of Redemption Orders for Domestic Funds Using the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and
(ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for Domestic Funds Outside the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNY no later than 11:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the

Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders for International Funds. Orders to redeem Creation Unit Aggregations of International Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of International Funds is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNY no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for International Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the International Funds.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of International Funds, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund's Transfer Agent, the Transfer Agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 110%, which WisdomTree Asset Management may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by BNY and marked to market daily, and that the fees of BNY and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by BNY according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to BNY by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to BNY prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by BNY on such Transmittal Date. If, however, a redemption order is submitted to BNY by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to BNY by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the Portfolio Securities of an International Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the International Fund is closed or are otherwise not Business Days for such International Fund, stockholders may not be able to redeem their shares of such International Fund, or to purchase and sell shares of such International Fund on the Listing Exchange for the International Fund, on days when the NAV of such International Fund could be significantly affected by events in the relevant foreign markets.

                                REGULAR HOLIDAYS

Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of "T" plus three Business Days (i.e., days on which the New York Stock Exchange is open). Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2007 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Argentina
Jan 6                                  May 25                           Dec 8
Apr 13                                 Jun 19                           Dec 25
Apr 14                                 Aug 21
May 1                                  Oct 16

Australia
Jan 2                                  Apr 17                           Oct 2
Jan 26                                 Apr 25                           Nov 7
Mar 13                                 Jun 12                           Dec 25
Apr 14                                 Aug 7                            Dec 26

Austria
Jan 6                                  Jun 5                            Dec 8
Apr 14                                 Jun 15                           Dec 25
Apr 17                                 Aug 15                           Dec 26
May 1                                  Oct 26                           Dec 29
May 25                                 Nov 1

Belgium
Apr 14
Apr 17
May 1
Dec 25

Brazil
Jan 20                                 Apr 14                           Nov 2
Jan 25                                 Apr 21                           Nov 15
Feb 27                                 Jun 15                           Dec 25
Feb 28                                 Sep 7
Mar 1                                  Oct 12

Canada
Jan 2                                  Aug 7                            Dec 25
Apr 14                                 Sep 4                            Dec 26
May 22                                 Oct 9
Jul 3                                  Nov 13

Chile
Apr 14                                 Aug 15                           Nov 1
May 1                                  Sep 18                           Dec 8
Jun 12                                 Sep 19                           Dec 25
Jun 26                                 Oct 9

China (Shanghai)
Jan 2                                  Feb 20                           Oct 2
Jan 3                                  Apr 14                           Oct 3
Jan 16                                 May 1                            Oct 4
Jan 26                                 May 2                            Oct 5
Jan 27                                 May 3                            Oct 6
Jan 30                                 May 4                            Oct 9
Jan 31                                 May 5                            Nov 23
Feb 1                                  May 29                           Dec 25
Feb 2                                  Jul 4
Feb 3                                  Sep 4

China (Shenzhen)
Jan 2                                  Apr 5                            Oct 2
Jan 3                                  Apr 14                           Oct 3
Jan 26                                 Apr 17                           Oct 4
Jan 27                                 May 1                            Oct 5
Jan 30                                 May 2                            Oct 6
Jan 31                                 May 3                            Oct 30
Feb 1                                  May 4                            Dec 25
Feb 2                                  May 5                            Dec 26
Feb 3                                  May 31

Denmark
Apr 13                                 May 25
Apr 14                                 Jun 5
Apr 17                                 Dec 25
May 12                                 Dec 26

Finland
Jan 6                                  May 25                           Dec 26
Apr 14                                 Jun 23
Apr 17                                 Dec 6
May 1                                  Dec 25

France
Apr 14                                 Dec 26
Apr 17
May 1
Dec 25

Greece
Jan 6                                  Apr 21                           Aug 15
Mar 6                                  Apr 24                           Dec 25
Apr 14                                 May 1                            Dec 26
Apr 17                                 Jun 12

Germany
Apr 14                                 Dec 26
Apr 17
May 1
Dec 25

Hong Kong
Jan 2                                  Apr 14                           May 31
Jan 30                                 Apr 17                           Oct 2
Jan 31                                 May 1                            Oct 30
Apr 5                                  May 5                            Dec 25
                                                                        Dec 26
India
Jan 11                                 Mar 31                           Aug 15
Jan 26                                 Apr 6                            Oct 2
Feb 9                                  Apr 11                           Oct 24
Mar 15                                 Apr 14                           Oct 25
Mar 30                                 May 1                            Dec 25

Ireland
Apr 14                                 Dec 25
Apr 17                                 Dec 26
May 1
Jun 5

Israel
Mar 14                                 Apr 19                           Oct 1
Mar 28                                 May 2                            Oct 2
Apr 12                                 May 3                            Oct 6
Apr 13                                 Jun 1                            Oct 8
Apr 14                                 Jun 2                            Oct 9
Apr 16                                 Aug 3                            Oct 10
Apr 17                                 Sep 22                           Oct 11
Apr 18                                 Sep 24                           Oct 12
                                                                        Oct 13
Italy
Apr 14                                 Dec 25
Apr 17                                 Dec 26
May 1
Aug 15

Japan
Jan 2                                  May 3                            Sep 18
Jan 3                                  May 4                            Oct 9
Jan 9                                  May 5                            Nov 3
Mar 21                                 Jul 17                           Nov 23
Malaysia
Jan 2                                  Feb 2                            Oct 24
Jan 10                                 Apr 11                           Oct 25
Jan 30                                 May 1                            Dec 25
Jan 31                                 May 12
Feb 1                                  Aug 31

Mexico
Mar 21                                 May 1                            Dec 12
Apr 13                                 Nov 20                           Dec 25
Apr 14                                 Dec 1

New Zealand
Jan 2                                  Apr 17                           Dec 25
Jan 3                                  Apr 25                           Dec 26
Feb 6                                  Jun 5
Apr 14                                 Oct 23

Netherlands
Apr 14                                 Dec 26
Apr 17
May 1
Dec 25

Norway
Apr 13                                 May 17                           Dec 26
Apr 14                                 May 25
Apr 17                                 Jun 5
May 1                                  Dec 25

Portugal
Apr 14                                 Dec 26
Apr 17
May 1
Dec 25

Singapore
Jan 2                                  Apr 14                           Oct 24
Jan 10                                 May 1                            Dec 25
Jan 30                                 May 12
Jan 31                                 Aug 9

South Africa
Jan 2                                  Apr 17                           Aug 9
Mar 1                                  Apr 27                           Sep 25
Mar 21                                 May 1                            Dec 25
Apr 14                                 Jun 16                           Dec 26

South Korea
Jan 30                                 May 31                           Oct 5
Mar 1                                  Jun 6                            Oct 6
Apr 5                                  Jul 17                           Dec 25
May 1                                  Aug 15                           Dec 29
May 5                                  Oct 3

Spain
Jan 6                                  Aug 15                           Dec 8
Apr 14                                 Oct 12                           Dec 25
Apr 17                                 Nov 1                            Dec 26
May 1                                  Dec 6

Sweden
Jan 6                                  May 25                           Dec 26
Apr 14                                 Jun 5
Apr 17                                 Jun 23
May 1                                  Dec 25

Switzerland
Jan 2                                  May 25                           Dec 26
Apr 14                                 Jun 5
Apr 17                                 Aug 1
May 1                                  Dec 25

Taiwan
Jan 26                                 Feb 1                            May 1
Jan 27                                 Feb 2                            May 31
Jan 30                                 Feb 28                           Oct 6
Jan 31                                 Apr 5                            Oct 10

Thailand
Jan 2                                  Apr 19                           Aug 14
Feb 13                                 May 1                            Oct 23
Apr 6                                  May 5                            Dec 5
Apr 13                                 May 12                           Dec 11
Apr 14                                 Jul 11

United Kingdom
Jan 2                                  May 29
Apr 14                                 Aug 28
Apr 17                                 Dec 25
May 1                                  Dec 26

United States
Jan 2                                  May 29                           Nov 23
Jan 16                                 Jul 4                            Dec 25
Feb 20                                 Sep 4
Apr 14

                                      TAXES

Registered Investment Company Qualifications. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of each Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of each Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer or two or more issuers that are controlled by each Fund (within the meaning of Section 851(c)(2) of the Internal Revenue Code), and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. Government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships.

Taxation of RICs. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of each Fund's current and accumulated earnings and profits. In such event, distributions to individuals should qualify as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. If each Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Excise Tax. Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Back-Up Withholding. In certain cases, a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Internal Revenue Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Qualified Dividend Income. Distributions by each Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent each Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and each Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or
(iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by each Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of each Fund's net capital gains will be taxable as long-term capital gains.

Corporate Dividends Received Deduction. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Funds Holding Foreign Investments. Each Fund, but in particular the International Funds may be subject to foreign income taxes withheld at the source. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of foreign stocks or securities, the Fund will be eligible to make an election to pass through such tax to its shareholders. Each Fund that is permitted to do so will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the shares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fifteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's pro rata share of the Fund's foreign income taxes. A foreign person who invests in a Fund that elects to "pass through" its foreign taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the fund were to elect otherwise.

If any Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders;(ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

Federal Tax Treatment of Complex Securities. Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from certain futures and options contracts required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

It is anticipated that any net gain realized from the closing out of futures or options contracts entered into by the Funds will be considered qualifying income for purposes of the 90% requirement for a Fund to qualify as a RIC.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year on futures or options transactions that are subject to the mark-to-market rule). Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

Additional Tax Information Concerning REITs. A Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs") or which are, or have certain wholly-owned subsidiaries that are, "taxable mortgage pools." Under recently issued Treasury guidance, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as a Fund, must generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or taxable mortgage pool interests directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the IRC) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. No Fund intends to invest a substantial portion of its assets in REITs which generate excess inclusion income.

Foreign shareholders of a Fund must treat a distribution attributable to a Fund's sale of stock in a REIT or other U.S. real property holding company as real property gain, subject to U.S. tax and withholding, if 50% or more of the value of the Fund's assets are invested in REITs and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. After December 31, 2007, a distribution from a Fund will be treated as attributable to a U.S. real property interest only if such distribution is attributable to a distribution received by the Fund from a REIT. Restrictions apply regarding wash sales and substitute payment transactions. Dividends received by the Fund from a REIT will generally not constitute qualified dividend income.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this

Statement of Additional Information. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

DETERMINATION OF NAV

The NAV of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments which may be used to manage a Fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A Fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the NAV

Calculation Time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used for domestic securities if, for example, (1) trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day, or (2) the Fund holds enough of the security that its price could affect the Fund's NAV. Since the International Funds invest in securities listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of these Funds may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

Fair-value prices are determined by the Funds according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

Each Fund pays out dividends, if any, to investors at least annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS


Financial statements and highlights are not yet available for the Domestic Funds and International Funds because they had not yet commenced operations as of the date of this SAI.


MISCELLANEOUS INFORMATION


Counsel. Kirkpatrick & Lockhart Preston Gates Ellis LLP, 599 Lexington Avenue, New York, New York 10022 is counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 5 Times Square, New York, New York 10036, serves as the independent auditor of the Trust. They audit the Funds' financial statements and may perform other services.

                                     Part C
                                Other Information

Item 23.  Exhibits

Exhibit
Number    Description
--------  -----------

(a)       Trust Instrument of the Registrant dated December 15, 2005. (a)

(a)(2) Certificate of Trust as filed with the State of Delaware on December 15, 2005. (a)


(a)(3) Schedule A, dated November 8, 2006 to the Trust Instrument dated December 15, 2005. (f)


(b)       By-Laws of the Registrant. (a)

(c) Portions of the Trust Instrument and By-Laws of the Registrant defining the rights of holders of shares of the Registrant. (b)

(d)(1) Investment Advisory Agreement between the Registrant and WisdomTree Asset Management, Inc. (e)



(d)(2)    Investment Advisory Agreement Schedule as of February 5, 2007.

(d)(3) Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and BNY Investment Advisors. (e)

(d)(4)    Sub-Advisory Agreement Schedule as of February 5, 2007.


(e)(1) Distribution Agreement between the Registrant and ALPS Distributors, Inc. (e)


(e)(2)    Distribution Agreement Schedule as of February 5, 2007.

(e)(3)    Form of Authorized Participant Agreement. (a)


(f)       Not applicable.

(g)(1)    Custody Agreement between the Registrant and The Bank of New York. (e)


(g)(2)    Custody Agreement Schedule as of February 5, 2007.

(g)(3) Foreign Custody Manager Agreement between the Registrant and The Bank of New York. (e)

(g)(4)    Foreign Custody Manager Agreement Schedule as of February 5, 2007.


(h)(1) Administration and Accounting Agreement between the Registrant and The Bank of New York. (e)


(h)(2)    Administration and Accounting Agreement Schedule as of February 5,
          2007.

(h)(3) Transfer Agency and Service Agreement between the Registrant and The Bank of New York. (e)

(h)(4)    Transfer Agency and Service Agreement Schedule as of February 5, 2007.

(h)(5) License Agreement between the Registrant and WisdomTree Investments, Inc. (e)

(h)(6)    License Agreement Schedule as of February 5, 2007.

(h)(7) Securities Lending Agency Agreement between the Registrant and UBS Securities LLC. (e)

(h)(8) Form of Securities Loan Agreement between the Registrant and UBS Securities LLC. (c)

(h)(9) Chief Compliance Officer Services Agreement between the Registrant and ALPS Mutual Funds Services, Inc. (e)

(h)(10) Chief Compliance Officer Services Agreement Schedule as of February 5, 2007.

(h)(11)   Index Methodology. (d)

(h)(12)   Index Methodology (Earnings)

(h)(13)   Form of Expense Payment Agreement. (e)

(i) Legal Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP, counsel to the Registrant.

(j) Consent of Ernst & Young, independent registered public accounting firm for the Registrant.


(k)       Not applicable.

(l) Form of Letter of Representations between the Registrant and The Depository Trust Company. (d)

(m)       None.

(n)       Not applicable.

(p)       Code of Ethics of the Registrant. (e)

-----------

(a) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on March 13, 2006 (File No. 333-132380).

(b) Reference is made to Article II Sections 2, 3 and 8, and Articles III, IV, V, VI, VII, VIII, IX and X of the Registrant's Trust Instrument, filed as Exhibit (a)(1) to this Registration Statement; and to Articles I, V, and VI of the Registrant's By-Laws, filed as Exhibit (b) to this Registration Statement.

(c) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on June 5, 2006 (File No. 333-132380).

(d) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on June 9, 2006 (File No. 333-132380).

(e) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on September 29, 2006 (File No. 333-132380).


(f) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on November 8, 2006 (File No. 333-132380).

Item 24.  Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 25.  Indemnification

      Reference is made to Article IX of the Registrant's Trust Instrument included as Exhibit (a)(1) to this Registration Statement with respect to the indemnification of the Registrant's trustees and officers, which is set forth below:

      Section 1. LIMITATION OF LIABILITY. All Persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees, or agents, whether past, present, or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Investment Adviser, or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

      Section 2. INDEMNIFICATION.

      (a) Subject to the exceptions and limitations contained in subsection (b) below:

            (i) every Person who is, or has been, a Trustee or an officer, employee, or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series (out of Assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to this Article.

            (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

      (b) No indemnification shall be provided hereunder to a Covered Person:

            (i) who has been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based on a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based on a review of readily available facts (as opposed to a full trial-type inquiry).

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors, and administrators of a Covered Person.

      (d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof on receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either (i) such Covered Person has provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

      (e) Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, modification, or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification, or adoption.

Reference is made to Article VI of the Registrant's By-Laws included as Exhibit
(b) to this Registration Statement with respect to the indemnification of the Registrant's trustees and officers, which is set forth below:

      Section 6.2. Limitation of Liability. The Declaration refers to the Trustees as Trustees, but not as individuals or personally; and no Trustee, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust; provided, that nothing contained in the Declaration or the By-

      Laws shall protect any Trustee or officer of the Trust from any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

WisdomTree Asset Management, Inc. ("WTAM"), 48 Wall Street, 11th Floor, New York, NY 10005, a wholly-owned subsidiary of WisdomTree Investments, Inc., is a registered investment adviser and serves as manager for all funds of the Registrant. The description of WTAM under the caption of "Management-Investment Adviser" in the Prospectus and under the caption "Management of the Trust" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

Each of the directors and officers of WTAM will also have substantial responsibilities as directors and/or officers of WisdomTree Investments, Inc., 48 Wall Street, 11th Floor, New York, NY 10005. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of WTAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

--------------------------------------------------------------------------------------------------------------------
                          Position with WisdomTree
Name                      Asset Management, Inc.          Principal Business(es) During the last Two Fiscal Years
--------------------------------------------------------------------------------------------------------------------
Jonathan Steinberg        President, Chief Executive      Chief Executive Officer of WisdomTree Investments
                          Officer and Director            (formerly, Index Development Partners, Inc.); Director
                                                          of WisdomTree Investments, Inc.; President of the
                                                          WisdomTree Funds since 2005
--------------------------------------------------------------------------------------------------------------------
Marc Ruskin               Treasurer and Chief             Treasurer of WisdomTree Investments (formerly, Index
                          Financial Officer               Development Partners, Inc.); Treasurer of the WisdomTree
                                                          Funds since 2005
--------------------------------------------------------------------------------------------------------------------
Richard Morris            Deputy General Counsel,         Secretary and Chief Legal Officer of the WisdomTree Funds
                          Chief Legal Officer and         since 2005; Deputy General Counsel of WisdomTree
                          Chief Compliance Officer        Investments, Inc. since 2005; Senior Counsel at Barclays
                                                          Global Investors, N.A. from 2002 to 2005; Counsel at
                                                          Barclays Global Investors, N.A. from 2000 to 2001.
--------------------------------------------------------------------------------------------------------------------

WTAM, with the approval of the Registrant's board of trustees, selects the sub-adviser for the funds of the Registrant. BNY Investment Advisors serves as sub-adviser for the funds.

--------------------------------------------------------------------------------------------------------------------
                          Position with BNY Investment
Name                      Advisors                        Principal Business(es) During the last Two Fiscal Years
--------------------------------------------------------------------------------------------------------------------
Kurt Zyla                 Managing Director               Division Manager
--------------------------------------------------------------------------------------------------------------------
Todd Rose                 Vice President, Senior          Portfolio Management, Index Fund Management
                          Portfolio Manager
--------------------------------------------------------------------------------------------------------------------
Denise Krisko             Managing Director and CIO       Head of Index Management
--------------------------------------------------------------------------------------------------------------------

Item 27.  Principal Underwriters

(a) The Trust's distributor, ALPS Distributors, Inc. (the "Distributor"), acts as distributor for the Registrant and the following investment companies:
      Accessor Funds, AARP Funds, Agile Funds, Ameristock Mutual Funds, Inc., DIAMONDS Trust, Drake Funds, Financial Investors Trust, Financial Investors Variable Insurance Trust, First Funds, Firsthand Funds, Forward Emerald Funds, Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone, Nasdaq 100 Trust, PowerShares Exchange-Traded Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, and Westcore Trust.

(b) To the best of Registrant's knowledge, the directors and executive officers of the Distributor are as follows:

--------------------------------------------------------------------------------
NAME                Position(s) and Office(s) with the Distributor
--------------------------------------------------------------------------------
Edmund J. Burke     President
--------------------------------------------------------------------------------
Thomas Carter       Managing Director - Sales and Finance; Treasurer
--------------------------------------------------------------------------------
Jeremy O. May       Managing Director - Operations and Client Service; Secretary
--------------------------------------------------------------------------------
Diana Adams         Vice President, Controller
--------------------------------------------------------------------------------
Tane Tyler          Chief Legal Officer, Assistant Secretary
--------------------------------------------------------------------------------
Brad Swenson        Chief Compliance Officer
--------------------------------------------------------------------------------

The business address of each of the Distributor's directors or officers is 1625 Broadway, Suite 2200, Denver, Colorado 80202.

(c)   Not applicable.

Item 28.  Location of Accounts and Records

(a)   The Registrant maintains accounts, books and other documents required by
      Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at its offices at 48 Wall Street, 11th Floor, New York, NY 10005.

(b) WisdomTree Asset Management Inc. maintains all Records relating to its services as investment adviser to the Registrant at 48 Wall Street, 11th Floor, New York, NY 10005.

(c) BNY Investment Advisors maintains all Records relating to its services as sub-adviser to the Registrant at 1633 Broadway, 13th Floor, New York, NY 10019.

(d) ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1625 Broadway, Suite 2200, Denver, Colorado 80202.

(e) The Bank of New York maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at One Wall Street, New York, New York 10286.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

The Registrant undertakes to file an amendment to this registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 15th day February, 2007.


                                            WISDOMTREE TRUST
                                            (Registrant)


                                            By: /s/ Jonathan Steinberg
                                                ----------------------
                                                (Jonathan Steinberg, President)

Each Person whose signature appears below hereby authorizes Jonathan Steinberg, Marc Ruskin, or Richard Morris any of them, attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including Post-Effective Amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title(s)                       Date
--------------------       --------------------------------    ----------------


/s/ Jonathan Steinberg     President (Principal Executive      February 15, 2007
----------------------     Officer) and Trustee
Jonathan Steinberg

/s/ Marc Ruskin*           Treasurer (Principal Financial      February 15, 2007
----------------------     and  Accounting Officer)
Marc Ruskin

/s/ Gregory Barton*        Trustee                             February 15, 2007
----------------------
Gregory Barton

/s/ Toni Massaro*          Trustee                             February 15, 2007
----------------------
Toni Massaro

/s/ Victor Ugolyn*         Trustee                             February 15, 2007
----------------------
Victor Ugolyn


*By: /s/ Jonathan Steinberg
---------------------------
Jonathan Steinberg
(Attorney-in-Fact)

                                  EXHIBIT INDEX

EXHIBIT      Description
-------      -----------


(d)(2)    Investment Advisory Agreement Schedule as of February 5, 2007.

(d)(4)    Sub-Advisory Agreement Schedule as of February 5, 2007.

(e)(2)    Distribution Agreement Schedule as of February 5, 2007.

(g)(2)    Custody Agreement Schedule as of February 5, 2007.

(g)(4)    Foreign Custody Manager Agreement Schedule as of February 5, 2007.

(h)(2)    Administration and Accounting Agreement Schedule as of February 5,
          2007.

(h)(4)    Transfer Agency and Service Agreement Schedule as of February 5, 2007.

(h)(6)    License Agreement Schedule as of February 5, 2007.

(h)(10) Chief Compliance Officer Services Agreement Schedule as of February 5, 2007.

(h)(12)   Index Methodology (Earnings).

(i) Legal Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP, counsel to the Registrant.

(j) Consent of Ernst & Young LLP, independent registered public accounting firm for the Registrant.